Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL VARIABLE CONTRACTS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000012601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012

Asset Allocation Account (Prospectus Summary) | Asset Allocation Account
Asset Allocation Account
Objective:
The Account seeks to generate a total investment return consistent with preservation of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Asset Allocation Account Class 1
Management Fees	0.80%
Other Expenses	0.10%
Total Annual Account Operating Expenses	0.90%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Asset Allocation Account Class 1	92	287	498	1,108

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 142.1% of the average value of its portfolio.
Principal Investment Strategies
The Account invests in a portfolio of securities that is broadly diversified by asset class, global region, country, economic sector, and currency. Although the Account does not allocate a specific percentage of its assets to a class, over time, the asset mix usually will be within the following ranges:

· 25% to 75% in equity securities;

· 25% to 60% in fixed-income securities; and

· 0% to 40% in money market instruments.

Allocation among asset classes is designed to lessen overall investment risk by diversifying the Account's assets among different types of investments in different markets. From time-to-time, the Sub-Advisor changes the Account's allocation of assets in various ways, including by asset class, global region, country, economic sector, and currency.

Fixed income securities may include intermediate maturity fixed-income or debt securities including obligations of the U.S. government, (such as U.S.
Treasuries) and U.S. government sponsored securities (such as debt issued by
Federal Home Loan Mortgage Corporation), corporate bonds, asset-backed securities, and mortgage-backed securities.  The Account may invest in high yield (commonly known as "junk bonds"; rated BB+ or lower by Standard & Poor's
Ratings Services or Ba1 or lower by Moody's) securities. As of December 31,
2011, the average portfolio duration of the fixed income portion of the Account was 5.33 years.

The Account may invest in equity securities of companies with small market capitalizations (which as of December 31, 2011 ranged between $20 million and
$3.7 billion, as defined by the Russell 2000® Index), and may also invest in equity securities of companies with medium market capitalization (which as of
December 31, 2011 ranged between $117 million and $20.51 billion, as defined by the Russell Midcap Index).

The Account may invest in foreign securities. The Account may actively trade portfolio securities.

The Account may utilize derivative strategies. Specifically, the Account may invest in equity index futures or options to manage the equity exposure,
Treasury futures or interest rate swaps to manage the fixed-income exposure and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Account may use forwards to manage its foreign currency exposure.
Principal Risks
The Account may be an appropriate investment for investors seeking a moderate risk approach towards long-term growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home
Loan Mortgage Corporation, the Federal National Mortgage Association,
and the Federal Home Loan Banks are not issued or guaranteed by the
U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI - EAFE Index NDTR D is used to show international stock performance.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar Q2 '03 12.11% chart above: Lowest return for a quarter during the period of the bar Q3 '02 -12.41% chart above:
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Asset Allocation Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Asset Allocation Account - Class 1	2.14%	2.15%	4.30%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(4.72%)	4.67%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Asset Allocation Account (Prospectus Summary) | Asset Allocation Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Asset Allocation Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks to generate a total investment return consistent with preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 142.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account invests in a portfolio of securities that is broadly diversified by asset class, global region, country, economic sector, and currency. Although the Account does not allocate a specific percentage of its assets to a class, over time, the asset mix usually will be within the following ranges:

· 25% to 75% in equity securities;

· 25% to 60% in fixed-income securities; and

· 0% to 40% in money market instruments.

Allocation among asset classes is designed to lessen overall investment risk by diversifying the Account's assets among different types of investments in different markets. From time-to-time, the Sub-Advisor changes the Account's allocation of assets in various ways, including by asset class, global region, country, economic sector, and currency.

Fixed income securities may include intermediate maturity fixed-income or debt securities including obligations of the U.S. government, (such as U.S.
Treasuries) and U.S. government sponsored securities (such as debt issued by
Federal Home Loan Mortgage Corporation), corporate bonds, asset-backed securities, and mortgage-backed securities.  The Account may invest in high yield (commonly known as "junk bonds"; rated BB+ or lower by Standard & Poor's
Ratings Services or Ba1 or lower by Moody's) securities. As of December 31,
2011, the average portfolio duration of the fixed income portion of the Account was 5.33 years.

The Account may invest in equity securities of companies with small market capitalizations (which as of December 31, 2011 ranged between $20 million and
$3.7 billion, as defined by the Russell 2000® Index), and may also invest in equity securities of companies with medium market capitalization (which as of
December 31, 2011 ranged between $117 million and $20.51 billion, as defined by the Russell Midcap Index).

The Account may invest in foreign securities. The Account may actively trade portfolio securities.

The Account may utilize derivative strategies. Specifically, the Account may invest in equity index futures or options to manage the equity exposure,
Treasury futures or interest rate swaps to manage the fixed-income exposure and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Account may use forwards to manage
		its foreign currency exposure.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking a moderate risk approach towards long-term growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home
Loan Mortgage Corporation, the Federal National Mortgage Association,
and the Federal Home Loan Banks are not issued or guaranteed by the
		U.S. Treasury.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI - EAFE Index NDTR D is used
		to show international stock performance.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI - EAFE Index NDTR D is used to show international stock performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar Q2 '03 12.11% chart above: Lowest return for a quarter during the period of the bar Q3 '02 -12.41% chart above:
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Asset Allocation Account (Prospectus Summary) | Asset Allocation Account | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Asset Allocation Account (Prospectus Summary) | Asset Allocation Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Asset Allocation Account (Prospectus Summary) | Asset Allocation Account | MSCI - EAFE Index NDTR D
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
Asset Allocation Account (Prospectus Summary) | Asset Allocation Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2002	rr_AnnualReturn2002	(12.94%)
Annual Return 2003	rr_AnnualReturn2003	21.61%
Annual Return 2004	rr_AnnualReturn2004	8.49%
Annual Return 2005	rr_AnnualReturn2005	5.79%
Annual Return 2006	rr_AnnualReturn2006	12.77%
Annual Return 2007	rr_AnnualReturn2007	11.78%
Annual Return 2008	rr_AnnualReturn2008	(24.84%)
Annual Return 2009	rr_AnnualReturn2009	18.81%
Annual Return 2010	rr_AnnualReturn2010	9.10%
Annual Return 2011	rr_AnnualReturn2011	2.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.41%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Asset Allocation Account - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.30%

Balanced Account (Prospectus Summary) | Balanced Account
Balanced Account
Objective:
The Account seeks to generate a total return consisting of current income and capital appreciation.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Balanced Account Class 1
Management Fees	0.60%
Other Expenses	0.06%
Total Annual Account Operating Expenses	0.66%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Balanced Account Class 1	67	211	368	822

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 178.7% of the average value of its portfolio.
Principal Investment Strategies
The Account seeks growth of capital and current income by investing primarily in equity securities and bonds. Though the percentages in each category are not fixed, equity securities generally represent 50% to 70% of the Account's assets.
The remainder of the Account's assets is invested in bonds and cash. The Account utilizes an asset allocation approach that primarily focuses on asset class allocation (equity versus fixed income) and secondarily growth versus value, domestic versus foreign, and market capitalization size.

The Account may invest in equity securities of companies with small market capitalizations ((which as of December 31, 2011 ranged between $20 million and
$3.7 billion, as defined by the Russell 2000® Index), and may also invest in equity securities of companies with medium market capitalization (which as of
December 31, 2011 ranged between $117 million and $20.51 billion, as defined by the Russell Midcap Index).

The Account may invest in intermediate maturity fixed-income or debt securities including government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities), corporate bonds, asset-backed securities, mortgage-backed securities, and cash.  The Account may invest in below investment grade securities (rated BB+ or lower by S&P or Ba1 or lower by
Moody's, commonly known as "junk bonds").  As of December 31, 2011, the average portfolio duration of the fixed-income portion of the Account was 4.9 years.

The Account may actively trade securities. The Account may utilize derivative strategies. Specifically, the Account may invest in equity index futures to manage the equity exposure and Treasury futures to manage the fixed-income exposure.

During the fiscal year ended December 31, 2011, the average ratings of the
Account's fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

54.92% in securities rated Aaa 5.97% in securities rated Ba   0.03% in securities rated C
5.22% in securities rated Aa   3.00% in securities rated B    0.00% in securities rated D
11.71% in securities rated A   2.30% in securities rated Caa  0.69% in securities not rated
16.16% in securities rated Baa 0.00% in securities rated Ca
Principal Risks
The Account may be an appropriate investment for investors seeking current income as well as long-term growth of capital.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The blended index is used to show the performance of the various asset classes used by the Account.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar Q3 '09 12.74% chart above: Lowest return for a quarter during the period of the bar Q4 '08 -17.87% chart above:
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Balanced Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Balanced Account - Class 1	4.05%	0.84%	3.49%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
60% S&P 500 Index/40% Barclays Capital Aggregate Bond Index	60% S&P 500 Index/40% Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.69%	2.84%	4.40%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Balanced Account (Prospectus Summary) | Balanced Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Balanced Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks to generate a total return consisting of current income and capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 178.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	178.70%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account seeks growth of capital and current income by investing primarily in equity securities and bonds. Though the percentages in each category are not fixed, equity securities generally represent 50% to 70% of the Account's assets.
The remainder of the Account's assets is invested in bonds and cash. The Account utilizes an asset allocation approach that primarily focuses on asset class allocation (equity versus fixed income) and secondarily growth versus value, domestic versus foreign, and market capitalization size.

The Account may invest in equity securities of companies with small market capitalizations ((which as of December 31, 2011 ranged between $20 million and
$3.7 billion, as defined by the Russell 2000® Index), and may also invest in equity securities of companies with medium market capitalization (which as of
December 31, 2011 ranged between $117 million and $20.51 billion, as defined by the Russell Midcap Index).

The Account may invest in intermediate maturity fixed-income or debt securities including government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities), corporate bonds, asset-backed securities, mortgage-backed securities, and cash.  The Account may invest in below investment grade securities (rated BB+ or lower by S&P or Ba1 or lower by
Moody's, commonly known as "junk bonds").  As of December 31, 2011, the average portfolio duration of the fixed-income portion of the Account was 4.9 years.

The Account may actively trade securities. The Account may utilize derivative strategies. Specifically, the Account may invest in equity index futures to manage the equity exposure and Treasury futures to manage the fixed-income exposure.

During the fiscal year ended December 31, 2011, the average ratings of the
Account's fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

54.92% in securities rated Aaa 5.97% in securities rated Ba   0.03% in securities rated C
5.22% in securities rated Aa   3.00% in securities rated B    0.00% in securities rated D
11.71% in securities rated A   2.30% in securities rated Caa  0.69% in securities not rated
		16.16% in securities rated Baa 0.00% in securities rated Ca
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking current income as well as long-term growth of capital.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
		Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The blended index is used to show the
		performance of the various asset classes used by the Account.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The blended index is used to show the performance of the various asset classes used by the Account.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar Q3 '09 12.74% chart above: Lowest return for a quarter during the period of the bar Q4 '08 -17.87% chart above:
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Balanced Account (Prospectus Summary) | Balanced Account | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Balanced Account (Prospectus Summary) | Balanced Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Balanced Account (Prospectus Summary) | Balanced Account | 60% S&P 500 Index/40% Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	60% S&P 500 Index/40% Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%
Balanced Account (Prospectus Summary) | Balanced Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return 2002	rr_AnnualReturn2002	(13.18%)
Annual Return 2003	rr_AnnualReturn2003	18.82%
Annual Return 2004	rr_AnnualReturn2004	10.05%
Annual Return 2005	rr_AnnualReturn2005	6.79%
Annual Return 2006	rr_AnnualReturn2006	11.44%
Annual Return 2007	rr_AnnualReturn2007	5.38%
Annual Return 2008	rr_AnnualReturn2008	(30.92%)
Annual Return 2009	rr_AnnualReturn2009	21.16%
Annual Return 2010	rr_AnnualReturn2010	13.62%
Annual Return 2011	rr_AnnualReturn2011	4.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.87%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Balanced Account - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.49%

Bond & Mortgage Securities Account (Prospectus Summary) | Bond & Mortgage Securities Account
Bond & Mortgage Securities Account
Objective:
The Account seeks to provide current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bond & Mortgage Securities Account Class 1
Management Fees	0.44%
Other Expenses	0.01%
Total Annual Account Operating Expenses	0.45%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Bond & Mortgage Securities Account Class 1	46	144	252	567

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 252.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in intermediate maturity fixed-income or debt securities rated BBB- or higher by
Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors
Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Account may also invest in foreign securities, and up to 20% of its assets in non-investment grade securities ("junk bonds) which are securities rated BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Account maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the Barclays Capital Aggregate Bond Index, which as of December
31, 2011 was 4.9 years.

The Account may actively trade securities and enter into dollar roll transactions which may involve leverage. The Account may utilize derivative strategies. Specifically, the Account may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Account may use forwards to manage its foreign currency exposure.

During the fiscal year ended December 31, 2011, the average ratings of the
Account's fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

50.60% in securities rated Aaa  7.12% in securities rated Ba   0.02% in securities rated C
5.22% in securities rated Aa    5.81% in securities rated B    0.00% in securities rated D
11.62% in securities rated A    2.09% in securities rated Caa  1.39% in securities not rated
16.12% in securities rated Baa 0.01% in securities rated Ca
Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q3 '09 9.32% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -8.24%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Bond & Mortgage Securities Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Bond & Mortgage Securities Account - Class 1	7.07%	4.39%	4.78%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Bond & Mortgage Securities Account (Prospectus Summary) | Bond & Mortgage Securities Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Bond & Mortgage Securities Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks to provide current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 252.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	252.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in intermediate maturity fixed-income or debt securities rated BBB- or higher by
Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors
Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Account may also invest in foreign securities, and up to 20% of its assets in non-investment grade securities ("junk bonds) which are securities rated BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Account maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the Barclays Capital Aggregate Bond Index, which as of December
31, 2011 was 4.9 years.

The Account may actively trade securities and enter into dollar roll transactions which may involve leverage. The Account may utilize derivative strategies. Specifically, the Account may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Account may use forwards to manage its foreign currency exposure.

During the fiscal year ended December 31, 2011, the average ratings of the
Account's fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

50.60% in securities rated Aaa  7.12% in securities rated Ba   0.02% in securities rated C
5.22% in securities rated Aa    5.81% in securities rated B    0.00% in securities rated D
11.62% in securities rated A    2.09% in securities rated Caa  1.39% in securities not rated
		16.12% in securities rated Baa 0.01% in securities rated Ca
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
		Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts
		would be lower if such expenses were included.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q3 '09 9.32% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -8.24%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Bond & Mortgage Securities Account (Prospectus Summary) | Bond & Mortgage Securities Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Bond & Mortgage Securities Account (Prospectus Summary) | Bond & Mortgage Securities Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	567
Annual Return 2002	rr_AnnualReturn2002	9.26%
Annual Return 2003	rr_AnnualReturn2003	4.59%
Annual Return 2004	rr_AnnualReturn2004	4.98%
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	4.65%
Annual Return 2007	rr_AnnualReturn2007	3.41%
Annual Return 2008	rr_AnnualReturn2008	(17.06%)
Annual Return 2009	rr_AnnualReturn2009	20.91%
Annual Return 2010	rr_AnnualReturn2010	11.65%
Annual Return 2011	rr_AnnualReturn2011	7.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.24%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bond & Mortgage Securities Account - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.78%

Bond Market Index Account (Prospectus Summary) | Bond Market Index Account
Bond Market Index Account
Objective:
The Account seeks to provide current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Bond Market Index Account Class 1
Management Fees		0.25%
Other Expenses	[1]	0.02%
Total Annual Account Operating Expenses		0.27%
[1]	Other expenses estimated for the year ending December 31, 2012.

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Bond Market Index Account Class 1	28	87

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. This is a new Account and does not yet have a portfolio turnover rate to disclose.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in debt securities held by the Barclays Capital U.S. Aggregate Bond Index (the
"Index") at the time of purchase. The Index is composed of investment grade, fixed rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Account employs a passive investment approach designed to attempt to track the performance of the Index. The Account may actively trade portfolio securities.
Under normal circumstances, the Account maintains an average portfolio duration that is in line with the duration of the Barclays Capital U.S. Aggregate Bond
Index, which as of December 31, 2011 was 5.01 years.
Principal Risks
The Account may be an appropriate investment for investors interested in investing in a fixed-income mutual fund and preferring a passive, rather than active, management style.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
No performance is shown because the Account has not yet had a calendar year of performance. The Account's performance will be benchmarked against the Barclays Capital U.S. Aggregate Bond Index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Bond Market Index Account (Prospectus Summary) | Bond Market Index Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Bond Market Index Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks to provide current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. This is a new Account and does not yet have a portfolio turnover rate to disclose.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses estimated for the year ending December 31, 2012.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in debt securities held by the Barclays Capital U.S. Aggregate Bond Index (the
"Index") at the time of purchase. The Index is composed of investment grade, fixed rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Account employs a passive investment approach designed to attempt to track the performance of the Index. The Account may actively trade portfolio securities.
Under normal circumstances, the Account maintains an average portfolio duration that is in line with the duration of the Barclays Capital U.S. Aggregate Bond
Index, which as of December 31, 2011 was 5.01 years.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors interested in investing in a fixed-income mutual fund and preferring a passive, rather than active, management style.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	No performance is shown because the Account has not yet had a calendar year of performance. The Account's performance will be benchmarked against the Barclays Capital U.S. Aggregate Bond Index.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	No performance is shown because the Account has not yet had a calendar year of performance.
Bond Market Index Account (Prospectus Summary) | Bond Market Index Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	28
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	87

[1]	Other expenses estimated for the year ending December 31, 2012.

Diversified Balanced Account (Prospectus Summary) | Diversified Balanced Account
Diversified Balanced Account
Objective:
The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Diversified Balanced Account Class 2
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.25%
Total Annual Account Operating Expenses	0.56%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Diversified Balanced Account Class 2	57	179	313	701

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 17.9% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among the "underlying funds": Funds of
Principal Funds, Inc. ("PFI") (Institutional class shares) - the International
Equity Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds - and an
Account of Principal Variable Contracts Funds, Inc. ("PVC") (Class 1 Shares) -
the LargeCap S&P 500 Index Account; the Account will also invest in the PFI Bond
Market Index Fund or the PVC Bond Market Index Account. The Account will generally allocate approximately 50% of its assets to the equity index funds according to U.S. and non-U.S. market capitalizations and approximately 50% to the Bond Market Index Fund or Account for intermediate duration. The percentages reflect the extent to which the Account will normally invest in the particular market segment represented by the underlying funds, and the varying degrees of potential investment risk and reward represented by the Account's investments in those market segments and its underlying funds.

Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may alter the percentage ranges and/or substitute or remove underlying funds (including investing in other investment companies)
when it deems appropriate in order to achieve the Account's investment objective. The assets of the Account will be allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook for the economy, the financial markets, and the relative market valuations of the underlying funds.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. The Account will be re-balanced monthly.

The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.
Principal Risks
The Account may be an appropriate investment for investors seeking the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

The diversification of the Account is designed to cushion losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions.
If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The S&P 500 Index is used to show large cap U.S. equity market. The MSCI - EAFE
Index NDTR D is used to show international stock performance. The S&P 400 Midcap
Stock Index is used to show mid cap U.S. equity market. The S&P Smallcap 600
Stock Index is used to show small cap U.S. equity market. The custom index is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Balanced Custom Index are 50% Barclays Capital Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI - EAFE
Index NDTR D, 4% S&P 400 Midcap Stock Index, and 4% S&P Smallcap 600 Stock
Index.
Calendar Year Total Returns (%) as of 12/31 each year (Class 2 Shares)

Highest return for a quarter during the period of the bar chart above: Q3 '10 6.79% Lowest return for a quarter during the period of the bar chart above: Q3 '11 -6.34%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Diversified Balanced Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 2	Diversified Balanced Account - Class 2	3.61%	6.85%	Dec 30, 2009
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	7.84%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	7.09%
MSCI - EAFE Index NDTR D	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(2.47%)
S&P 400 Midcap Stock Index	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)	(1.73%)	10.83%
S&P Smallcap 600 Stock Index	S&P Smallcap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	1.02%	12.16%
Diversified Balanced Custom Index	Diversified Balanced Custom Index (reflects no deduction for fees, expenses, or taxes)	4.06%	7.53%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Diversified Balanced Account (Prospectus Summary) | Diversified Balanced Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Diversified Balanced Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's
		portfolio turnover rate was 17.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among the "underlying funds": Funds of
Principal Funds, Inc. ("PFI") (Institutional class shares) - the International
Equity Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds - and an
Account of Principal Variable Contracts Funds, Inc. ("PVC") (Class 1 Shares) -
the LargeCap S&P 500 Index Account; the Account will also invest in the PFI Bond
Market Index Fund or the PVC Bond Market Index Account. The Account will generally allocate approximately 50% of its assets to the equity index funds according to U.S. and non-U.S. market capitalizations and approximately 50% to the Bond Market Index Fund or Account for intermediate duration. The percentages reflect the extent to which the Account will normally invest in the particular market segment represented by the underlying funds, and the varying degrees of potential investment risk and reward represented by the Account's investments in those market segments and its underlying funds.

Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may alter the percentage ranges and/or substitute or remove underlying funds (including investing in other investment companies)
when it deems appropriate in order to achieve the Account's investment objective. The assets of the Account will be allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook for the economy, the financial markets, and the relative market valuations of the underlying funds.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. The Account will be re-balanced monthly.

The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve
		their investment objectives.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

The diversification of the Account is designed to cushion losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions.
If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
		Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The S&P 500 Index is used to show large cap U.S. equity market. The MSCI - EAFE
Index NDTR D is used to show international stock performance. The S&P 400 Midcap
Stock Index is used to show mid cap U.S. equity market. The S&P Smallcap 600
Stock Index is used to show small cap U.S. equity market. The custom index is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Balanced Custom Index are 50% Barclays Capital Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI - EAFE
Index NDTR D, 4% S&P 400 Midcap Stock Index, and 4% S&P Smallcap 600 Stock
		Index.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index is used to show large cap U.S. equity market. The MSCI - EAFE Index NDTR D is used to show international stock performance. The S&P 400 Midcap Stock Index is used to show mid cap U.S. equity market. The S&P Smallcap 600 Stock Index is used to show small cap U.S. equity market. The custom index is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Balanced Custom Index are 50% Barclays Capital Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI - EAFE Index NDTR D, 4% S&P 400 Midcap Stock Index, and 4% S&P Smallcap 600 Stock Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 2 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q3 '10 6.79% Lowest return for a quarter during the period of the bar chart above: Q3 '11 -6.34%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Diversified Balanced Account (Prospectus Summary) | Diversified Balanced Account | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Diversified Balanced Account (Prospectus Summary) | Diversified Balanced Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Diversified Balanced Account (Prospectus Summary) | Diversified Balanced Account | MSCI - EAFE Index NDTR D
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.47%)
Diversified Balanced Account (Prospectus Summary) | Diversified Balanced Account | S&P 400 Midcap Stock Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.73%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.83%
Diversified Balanced Account (Prospectus Summary) | Diversified Balanced Account | S&P Smallcap 600 Stock Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Smallcap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.16%
Diversified Balanced Account (Prospectus Summary) | Diversified Balanced Account | Diversified Balanced Custom Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Diversified Balanced Custom Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.53%
Diversified Balanced Account (Prospectus Summary) | Diversified Balanced Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	701
Annual Return 2010	rr_AnnualReturn2010	10.20%
Annual Return 2011	rr_AnnualReturn2011	3.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.34%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Diversified Balanced Account - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009

Diversified Growth Account (Prospectus Summary) | Diversified Growth Account
Diversified Growth Account
Objective:
The Account seeks to provide long-term capital appreciation.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Diversified Growth Account Class 2
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses
Acquired Fund Fees and Expenses	0.24%
Total Annual Account Operating Expenses	0.54%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Diversified Growth Account Class 2	55	173	302	677

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 15.6% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among the "underlying funds": Funds of
Principal Funds, Inc. ("PFI") (Institutional class shares) - the International
Equity Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds - and an
Account of Principal Variable Contracts Funds, Inc. ("PVC") (Class 1 Shares) -
the LargeCap S&P 500 Index Account; the Account will also invest in the PFI Bond
Market Index Fund or the PVC Bond Market Index Account. The Account will generally allocate approximately 65% of its assets to the equity index funds according to U.S. and non-U.S. market capitalizations and approximately 35% to the Bond Market Index Fund or Account for intermediate duration. The percentages reflect the extent to which the Account will normally invest in the particular market segment represented by the underlying funds, and the varying degrees of potential investment risk and reward represented by the Account's investments in those market segments and its underlying funds.

Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may alter the percentage ranges and/or substitute or remove underlying funds (including investing in other investment companies)
when it deems appropriate in order to achieve the Account's investment objective. The assets of the Account will be allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook for the economy, the financial markets, and the relative market valuations of the underlying funds. In selecting underlying funds and target weights,
Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. The Account will be re-balanced monthly.

The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.
Principal Risks
The Account may be an appropriate investment for investors seeking the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

The diversification of the Account is designed to cushion losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions.
If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI - EAFE Index NDTR D is used to show international stock performance. The S&P 400 Midcap Stock Index is used to show mid cap U.S. equity market. The S&P Smallcap 600 Stock Index is used to show small cap U.S. equity market. The custom index is used to show the performance of the various asset classes used by the Account, and the Average
Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Growth Custom Index are 45% S&P 500
Index, 35% Barclays Capital Aggregate Bond Index, 10% MSCI - EAFE Index NDTR D,
5% S&P 400 Midcap Stock Index, and 5% S&P Smallcap 600 Stock Index.
Calendar Year Total Returns (%) as of 12/31 each year (Class 2 Shares)

Highest return for a quarter during the period of the bar chart above: Q3 '10 8.57% Lowest return for a quarter during the period of the bar chart above: Q3 '11 -9.31%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Diversified Growth Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 2	Diversified Growth Account - Class 2	2.26%	6.87%	Dec 30, 2009
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	7.84%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	7.09%
MSCI - EAFE Index NDTR D	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(2.47%)
S&P 400 Midcap Stock Index	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)	(1.73%)	10.83%
S&P Smallcap 600 Stock Index	S&P Smallcap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	1.02%	12.16%
Diversified Growth Custom Index	Diversified Growth Custom Index (reflects no deduction for fees, expenses, or taxes)	2.67%	7.36%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Diversified Growth Account (Prospectus Summary) | Diversified Growth Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Diversified Growth Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks to provide long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's
		portfolio turnover rate was 15.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.60%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among the "underlying funds": Funds of
Principal Funds, Inc. ("PFI") (Institutional class shares) - the International
Equity Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds - and an
Account of Principal Variable Contracts Funds, Inc. ("PVC") (Class 1 Shares) -
the LargeCap S&P 500 Index Account; the Account will also invest in the PFI Bond
Market Index Fund or the PVC Bond Market Index Account. The Account will generally allocate approximately 65% of its assets to the equity index funds according to U.S. and non-U.S. market capitalizations and approximately 35% to the Bond Market Index Fund or Account for intermediate duration. The percentages reflect the extent to which the Account will normally invest in the particular market segment represented by the underlying funds, and the varying degrees of potential investment risk and reward represented by the Account's investments in those market segments and its underlying funds.

Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may alter the percentage ranges and/or substitute or remove underlying funds (including investing in other investment companies)
when it deems appropriate in order to achieve the Account's investment objective. The assets of the Account will be allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook for the economy, the financial markets, and the relative market valuations of the underlying funds. In selecting underlying funds and target weights,
Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. The Account will be re-balanced monthly.

The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve
		their investment objectives.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

The diversification of the Account is designed to cushion losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions.
If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
		Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI - EAFE Index NDTR D is used to show international stock performance. The S&P 400 Midcap Stock Index is used to show mid cap U.S. equity market. The S&P Smallcap 600 Stock Index is used to show small cap U.S. equity market. The custom index is used to show the performance of the various asset classes used by the Account, and the Average
Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Growth Custom Index are 45% S&P 500
Index, 35% Barclays Capital Aggregate Bond Index, 10% MSCI - EAFE Index NDTR D,
		5% S&P 400 Midcap Stock Index, and 5% S&P Smallcap 600 Stock Index.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI - EAFE Index NDTR D is used to show international stock performance. The S&P 400 Midcap Stock Index is used to show mid cap U.S. equity market. The S&P Smallcap 600 Stock Index is used to show small cap U.S. equity market. The custom index is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Growth Custom Index are 45% S&P 500 Index, 35% Barclays Capital Aggregate Bond Index, 10% MSCI - EAFE Index NDTR D, 5% S&P 400 Midcap Stock Index, and 5% S&P Smallcap 600 Stock Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 2 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q3 '10 8.57% Lowest return for a quarter during the period of the bar chart above: Q3 '11 -9.31%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Diversified Growth Account (Prospectus Summary) | Diversified Growth Account | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Diversified Growth Account (Prospectus Summary) | Diversified Growth Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Diversified Growth Account (Prospectus Summary) | Diversified Growth Account | MSCI - EAFE Index NDTR D
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.47%)
Diversified Growth Account (Prospectus Summary) | Diversified Growth Account | S&P 400 Midcap Stock Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.73%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.83%
Diversified Growth Account (Prospectus Summary) | Diversified Growth Account | S&P Smallcap 600 Stock Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Smallcap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.16%
Diversified Growth Account (Prospectus Summary) | Diversified Growth Account | Diversified Growth Custom Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Diversified Growth Custom Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Diversified Growth Account (Prospectus Summary) | Diversified Growth Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	677
Annual Return 2010	rr_AnnualReturn2010	11.70%
Annual Return 2011	rr_AnnualReturn2011	2.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.31%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Diversified Growth Account - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009

Diversified Income Account (Prospectus Summary) | Diversified Income Account
Diversified Income Account
Objective:
The Account seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Diversified Income Account Class 2
Management Fees		0.05%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.01%
Acquired Fund Fees and Expenses	[2]	0.26%
Total Annual Account Operating Expenses		0.57%
[1]	Other expenses estimated for the year ending December 31, 2012.
[2]	Acquired Fund Fees and Expenses are estimated for the year ended December 31, 2012.

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Diversified Income Account Class 2	58	183

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. This is a new Account and does not yet have a portfolio turnover rate to disclose.
Principal Investment Strategies
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among the "underlying funds": Funds of
Principal Funds, Inc. ("PFI") (Institutional class shares) - the International
Equity Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds - and
Accounts of Principal Variable Contracts Funds, Inc. ("PVC") (Class 1 Shares) -
the Bond Market Index and LargeCap S&P 500 Index Accounts. The Account will generally allocate approximately 65% of its assets to the Bond Market Index
Account for intermediate duration and approximately 35% to the equity index funds according to U.S. and non-U.S. market capitalizations. The percentages reflect the extent to which the Account will normally invest in the particular market segment represented by the underlying funds, and the varying degrees of potential investment risk and reward represented by the Account's investments in those market segments and its underlying funds.

Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may alter the percentage ranges and/or substitute or remove underlying funds (including investing in other investment companies)
when it deems appropriate in order to achieve the Account's investment objective. The assets of the Account will be allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook for the economy, the financial markets, and the relative market valuations of the underlying funds.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. The Account will be re-balanced monthly.

The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.
Principal Risks
The Account may be an appropriate investment for investors seeking the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

The diversification of the Account is designed to cushion losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions.
If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
No performance is shown because the Account has not yet had a calendar year of performance. The Account's performance will be benchmarked against the Barclays Capital U.S. Aggregate Bond Index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Diversified Income Account (Prospectus Summary) | Diversified Income Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Diversified Income Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. This is a new Account and does not yet have a portfolio turnover rate to disclose.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses estimated for the year ending December 31, 2012.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the year ended December 31, 2012.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among the "underlying funds": Funds of
Principal Funds, Inc. ("PFI") (Institutional class shares) - the International
Equity Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds - and
Accounts of Principal Variable Contracts Funds, Inc. ("PVC") (Class 1 Shares) -
the Bond Market Index and LargeCap S&P 500 Index Accounts. The Account will generally allocate approximately 65% of its assets to the Bond Market Index
Account for intermediate duration and approximately 35% to the equity index funds according to U.S. and non-U.S. market capitalizations. The percentages reflect the extent to which the Account will normally invest in the particular market segment represented by the underlying funds, and the varying degrees of potential investment risk and reward represented by the Account's investments in those market segments and its underlying funds.

Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may alter the percentage ranges and/or substitute or remove underlying funds (including investing in other investment companies)
when it deems appropriate in order to achieve the Account's investment objective. The assets of the Account will be allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook for the economy, the financial markets, and the relative market valuations of the underlying funds.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. The Account will be re-balanced monthly.

The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

The diversification of the Account is designed to cushion losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions.
If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	No performance is shown because the Account has not yet had a calendar year of performance. The Account's performance will be benchmarked against the Barclays Capital U.S. Aggregate Bond Index.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	No performance is shown because the Account has not yet had a calendar year of performance.
Diversified Income Account (Prospectus Summary) | Diversified Income Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[2]
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	183

[1]	Other expenses estimated for the year ending December 31, 2012.
[2]	Acquired Fund Fees and Expenses are estimated for the year ended December 31, 2012.

Diversified International Account (Prospectus Summary) | Diversified International Account
Diversified International Account
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Diversified International Account	Class 1	Class 2
Management Fees	0.82%	0.82%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.07%	0.07%
Total Annual Account Operating Expenses	0.89%	1.14%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Diversified International Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	91	284	493	1,096
Class 2	116	362	628	1,386

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 68.5% of the average value of its portfolio.
Principal Investment Strategies
The Account invests primarily in equity securities of companies domiciled in any of the nations of the world, including those in countries with emerging markets, which are:

· companies with their principal place of business or principal office outside the U.S. or

· companies whose principal securities trading market is outside the U.S.

The Account has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Account typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, and
Australasia; however, the Account may also invest in emerging market securities.
The Account will invest in equity securities of small, medium, and large capitalization companies.
Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
Class 2 shares.

Effective June 30, 2011, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the MSCI EAFE Index NDTR D is more widely used for funds in the foreign large blend category than the MSCI ACWI Ex-US Index.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 21.14% Lowest return for a quarter during the period of the bar chart above: Q3 '08 -24.01%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Diversified International Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	Diversified International - Class 1	(11.17%)	(4.39%)	5.46%	May 2, 1994
Class 2	Diversified International - Class 2	(11.36%)	(4.64%)	5.21%	Jan 8, 2007
MSCI - EAFE Index NDTR D	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(4.72%)	4.67%
MSCI ACWI Ex-US Index	MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)	(13.71%)	(2.92%)	6.31%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Diversified International Account (Prospectus Summary) | Diversified International Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Diversified International Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 68.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account invests primarily in equity securities of companies domiciled in any of the nations of the world, including those in countries with emerging markets, which are:

· companies with their principal place of business or principal office outside the U.S. or

· companies whose principal securities trading market is outside the U.S.

The Account has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Account typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, and
Australasia; however, the Account may also invest in emerging market securities.
The Account will invest in equity securities of small, medium, and large
		capitalization companies.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund
		performance.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
Class 2 shares.

Effective June 30, 2011, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the MSCI EAFE Index NDTR D is more widely used for funds in
		the foreign large blend category than the MSCI ACWI Ex-US Index.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 21.14% Lowest return for a quarter during the period of the bar chart above: Q3 '08 -24.01%
Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2011, the benchmark changed. The Investment Advisor and Sub-Advisor believe the MSCI EAFE Index NDTR D is more widely used for funds in the foreign large blend category than the MSCI ACWI Ex-US Index.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Diversified International Account (Prospectus Summary) | Diversified International Account | MSCI - EAFE Index NDTR D
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
Diversified International Account (Prospectus Summary) | Diversified International Account | MSCI ACWI Ex-US Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.31%
Diversified International Account (Prospectus Summary) | Diversified International Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Annual Return 2002	rr_AnnualReturn2002	(16.07%)
Annual Return 2003	rr_AnnualReturn2003	32.33%
Annual Return 2004	rr_AnnualReturn2004	21.03%
Annual Return 2005	rr_AnnualReturn2005	23.79%
Annual Return 2006	rr_AnnualReturn2006	27.96%
Annual Return 2007	rr_AnnualReturn2007	16.09%
Annual Return 2008	rr_AnnualReturn2008	(46.22%)
Annual Return 2009	rr_AnnualReturn2009	27.30%
Annual Return 2010	rr_AnnualReturn2010	13.18%
Annual Return 2011	rr_AnnualReturn2011	(11.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.01%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Diversified International - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.39%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Diversified International Account (Prospectus Summary) | Diversified International Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Diversified International - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2007

Equity Income Account (Prospectus Summary) | Equity Income Account
Equity Income Account
Objective:
The Account seeks to provide a relatively high level of current income and long-term growth of income and capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equity Income Account	Class 1	Class 2
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses
Total Annual Account Operating Expenses	0.48%	0.73%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Equity Income Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	49	154	269	604
Class 2	75	233	406	906

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 19.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in dividend-paying equity securities. The Account usually invests in equity securities of companies with large market capitalizations (which as of December
31, 2011 ranged between $1.57 billion and $401.25 billion, as defined by the S&P
500 Index), but may also invest in equity securities of companies with medium market capitalizations (which as of December 31, 2011 ranged between $117 million and $20.51 billion, as defined by the Russell Midcap Index). The Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Account will also invest in real estate investment trusts and securities of foreign issuers.
Principal Risks
The Account may be an appropriate investment for investors who seek dividends to generate income or to reinvest for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities and foreign securities.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '03 15.69% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -19.89%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Equity Income Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	Equity Income Account - Class 1	5.44%	0.43%	6.09%	Apr 28, 1998
Class 2	Equity Income Account - Class 2	5.17%	0.19%	5.82%	May 1, 2001
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	3.89%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Equity Income Account (Prospectus Summary) | Equity Income Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Equity Income Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks to provide a relatively high level of current income and long-term growth of income and capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 19.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in dividend-paying equity securities. The Account usually invests in equity securities of companies with large market capitalizations (which as of December
31, 2011 ranged between $1.57 billion and $401.25 billion, as defined by the S&P
500 Index), but may also invest in equity securities of companies with medium market capitalizations (which as of December 31, 2011 ranged between $117 million and $20.51 billion, as defined by the Russell Midcap Index). The Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Account will also
		invest in real estate investment trusts and securities of foreign issuers.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors who seek dividends to generate income or to reinvest for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities and foreign securities.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of
		purchase.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but
		has been adjusted downward to reflect the higher expenses of Class 2 shares.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '03 15.69% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -19.89%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Equity Income Account (Prospectus Summary) | Equity Income Account | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
Equity Income Account (Prospectus Summary) | Equity Income Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	604
Annual Return 2002	rr_AnnualReturn2002	(12.51%)
Annual Return 2003	rr_AnnualReturn2003	30.10%
Annual Return 2004	rr_AnnualReturn2004	19.12%
Annual Return 2005	rr_AnnualReturn2005	10.27%
Annual Return 2006	rr_AnnualReturn2006	18.16%
Annual Return 2007	rr_AnnualReturn2007	5.24%
Annual Return 2008	rr_AnnualReturn2008	(33.94%)
Annual Return 2009	rr_AnnualReturn2009	20.00%
Annual Return 2010	rr_AnnualReturn2010	16.18%
Annual Return 2011	rr_AnnualReturn2011	5.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.89%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Equity Income Account - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 1998
Equity Income Account (Prospectus Summary) | Equity Income Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	906
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Equity Income Account - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2001

Government & High Quality Bond Account (Prospectus Summary) | Government & High Quality Bond Account
Government & High Quality Bond Account
Objective:
The Account seeks to provide a high level of current income consistent with safety and liquidity.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Government & High Quality Bond Account	Class 1	Class 2
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Total Annual Account Operating Expenses	0.51%	0.76%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Government & High Quality Bond Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	52	164	285	640
Class 2	78	243	422	942

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 83.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Account maintains an average portfolio duration between one and 4.5 years. The Account may also invest in mortgage-backed securities that are not issued by the U.S.
government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.
Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. On March 1, 2004, the investment policies of the predecessor Fund were modified. As a result, the predecessor Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
Class 2 shares.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q3 '02 3.50% Lowest return for a quarter during the period of the bar chart above: Q2 '04 -1.26%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Government & High Quality Bond Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	Government & High Quality Bond Account - Class 1	6.23%	5.96%	5.11%	May 6, 1993
Class 2	Government & High Quality Bond Account - Class 2	5.90%	5.67%	4.85%	Nov 6, 2001
Barclays Capital MBS Fixed Rate Index	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	6.32%	6.61%	5.72%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Government & High Quality Bond Account (Prospectus Summary) | Government & High Quality Bond Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government & High Quality Bond Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks to provide a high level of current income consistent with safety and liquidity.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 83.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.80%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Account maintains an average portfolio duration between one and 4.5 years. The Account may also invest in mortgage-backed securities that are not issued by the U.S.
government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other
		obligations that are secured by mortgages or mortgage-backed securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
		Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. On March 1, 2004, the investment policies of the predecessor Fund were modified. As a result, the predecessor Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
		Class 2 shares.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q3 '02 3.50% Lowest return for a quarter during the period of the bar chart above: Q2 '04 -1.26%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Government & High Quality Bond Account (Prospectus Summary) | Government & High Quality Bond Account | Barclays Capital MBS Fixed Rate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.72%
Government & High Quality Bond Account (Prospectus Summary) | Government & High Quality Bond Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	52
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	640
Annual Return 2002	rr_AnnualReturn2002	8.87%
Annual Return 2003	rr_AnnualReturn2003	2.14%
Annual Return 2004	rr_AnnualReturn2004	3.78%
Annual Return 2005	rr_AnnualReturn2005	2.27%
Annual Return 2006	rr_AnnualReturn2006	4.45%
Annual Return 2007	rr_AnnualReturn2007	6.58%
Annual Return 2008	rr_AnnualReturn2008	4.68%
Annual Return 2009	rr_AnnualReturn2009	6.47%
Annual Return 2010	rr_AnnualReturn2010	5.85%
Annual Return 2011	rr_AnnualReturn2011	6.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.26%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Government & High Quality Bond Account - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 1993
Government & High Quality Bond Account (Prospectus Summary) | Government & High Quality Bond Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	942
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Government & High Quality Bond Account - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2001

Income Account (Prospectus Summary) | Income Account
Income Account
Objective:
The Account seeks to provide a high level of current income consistent with preservation of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Income Account	Class 1	Class 2
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses
Total Annual Account Operating Expenses	0.50%	0.75%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Income Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	51	160	280	628
Class 2	77	240	417	930

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 17.8% of the average value of its portfolio.
Principal Investment Strategies
The Account invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by
Moody's). Under normal circumstances, the Account maintains an average portfolio duration that is within ±25% of the duration of the Barclays Capital Aggregate
Bond Index, which as of December 31, 2011 was 5.34 years. The Account may also invest in foreign securities, including those from emerging markets, and real estate investment trust ("REIT") securities.

During the fiscal year ended December 31, 2011, the average ratings of the
Account's fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

26.62% in securities rated Aaa 36.34% in securities rated Baa 2.71% in securities rated Caa
2.17% in securities rated Aa   5.81% in securities rated Ba   0.05% in securities rated D
16.45% in securities rated A 8.38% in securities rated B 1.47% in securities not rated
Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and real estate investment trust securities.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 7.98% Lowest return for a quarter during the period of the bar chart above: Q3 '08 -4.21%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Income Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	Income Account - Class 1	6.25%	6.91%	6.66%	May 7, 1993
Class 2	Income Account - Class 2	6.05%	6.67%	6.40%	Nov 6, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Income Account (Prospectus Summary) | Income Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Income Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks to provide a high level of current income consistent with preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 17.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.80%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by
Moody's). Under normal circumstances, the Account maintains an average portfolio duration that is within ±25% of the duration of the Barclays Capital Aggregate
Bond Index, which as of December 31, 2011 was 5.34 years. The Account may also invest in foreign securities, including those from emerging markets, and real estate investment trust ("REIT") securities.

During the fiscal year ended December 31, 2011, the average ratings of the
Account's fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

26.62% in securities rated Aaa 36.34% in securities rated Baa 2.71% in securities rated Caa
2.17% in securities rated Aa   5.81% in securities rated Ba   0.05% in securities rated D
		16.45% in securities rated A 8.38% in securities rated B 1.47% in securities not rated
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and real estate investment trust securities.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
		Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but
		has been adjusted downward to reflect the higher expenses of Class 2 shares.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 7.98% Lowest return for a quarter during the period of the bar chart above: Q3 '08 -4.21%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Income Account (Prospectus Summary) | Income Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Income Account (Prospectus Summary) | Income Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2002	rr_AnnualReturn2002	9.61%
Annual Return 2003	rr_AnnualReturn2003	9.78%
Annual Return 2004	rr_AnnualReturn2004	5.56%
Annual Return 2005	rr_AnnualReturn2005	2.40%
Annual Return 2006	rr_AnnualReturn2006	4.90%
Annual Return 2007	rr_AnnualReturn2007	5.90%
Annual Return 2008	rr_AnnualReturn2008	(3.47%)
Annual Return 2009	rr_AnnualReturn2009	18.37%
Annual Return 2010	rr_AnnualReturn2010	8.65%
Annual Return 2011	rr_AnnualReturn2011	6.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.21%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Income Account - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 1993
Income Account (Prospectus Summary) | Income Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Income Account - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2001

International Emerging Markets Account (Prospectus Summary) | International Emerging Markets Account
International Emerging Markets Account
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Emerging Markets Account Class 1
Management Fees	1.25%
Other Expenses	0.15%
Total Annual Account Operating Expenses	1.40%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Emerging Markets Account Class 1	143	443	766	1,680

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 86.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of foreign companies, which are:

· companies with their principal place of business or principal office in emerging market countries or

· companies whose principal securities trading market is an emerging market country.

Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the
International Bank for Reconstruction and Development (also known as the World
Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. The Account will invest in equity securities of small, medium, and large capitalization companies.
Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in
non-U.S. currencies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar Q2 '09 29.44% chart above: Lowest return for a quarter during the period of the bar Q3 '08 -29.34% chart above:
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns International Emerging Markets Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	International Emerging Markets - Class 1	(17.84%)	1.07%	13.52%
MSCI - Emerging Markets NDTR D Index	MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	(18.42%)	2.40%	13.86%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
International Emerging Markets Account (Prospectus Summary) | International Emerging Markets Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Emerging Markets Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account
		and would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 86.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.80%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of foreign companies, which are:

· companies with their principal place of business or principal office in emerging market countries or

· companies whose principal securities trading market is an emerging market country.

Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the
International Bank for Reconstruction and Development (also known as the World
Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. The Account will invest in equity
		securities of small, medium, and large capitalization companies.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in
non-U.S. currencies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund
		performance.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts
		would be lower if such expenses were included.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar Q2 '09 29.44% chart above: Lowest return for a quarter during the period of the bar Q3 '08 -29.34% chart above:
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
International Emerging Markets Account (Prospectus Summary) | International Emerging Markets Account | MSCI - Emerging Markets NDTR D Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.86%
International Emerging Markets Account (Prospectus Summary) | International Emerging Markets Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Annual Return 2002	rr_AnnualReturn2002	(7.63%)
Annual Return 2003	rr_AnnualReturn2003	57.20%
Annual Return 2004	rr_AnnualReturn2004	24.89%
Annual Return 2005	rr_AnnualReturn2005	34.29%
Annual Return 2006	rr_AnnualReturn2006	38.32%
Annual Return 2007	rr_AnnualReturn2007	42.11%
Annual Return 2008	rr_AnnualReturn2008	(54.86%)
Annual Return 2009	rr_AnnualReturn2009	68.65%
Annual Return 2010	rr_AnnualReturn2010	18.67%
Annual Return 2011	rr_AnnualReturn2011	(17.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.34%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	International Emerging Markets - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.84%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.52%

LargeCap Blend Account II (Prospectus Summary) | LargeCap Blend Account II
LargeCap Blend Account II
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap Blend Account II		Class 1	Class 2
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.02%	0.02%
Total Annual Account Operating Expenses		0.77%	1.02%
Fee Waiver	[1]	0.02%	0.02%
Total Annual Account Operating Expenses after Fee Waiver		0.75%	1.00%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2013. The fee waiver will reduce the Account's Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example LargeCap Blend Account II (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	77	243	425	952
Class 2	102	322	561	1,245

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 42.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of
December 31, 2011, this range was between approximately $1.57 billion and
$401.25 billion)) at the time of purchase. The Account will also invest in securities of foreign issuers.

Employing a "blend" strategy, the Account's assets are invested in equity securities with both growth and/or value characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of preferring one of these categories over the other.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Account's benchmark index.
Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger, established companies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
Class 2 shares.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 17.08% Lowest return for a quarter during the period of the bar chart above: Q4' 08 -21.92%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns LargeCap Blend Account II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	LargeCap Blend Account II - Class 1	(0.12%)	(0.37%)	3.34%	May 1, 2002
Class 2	LargeCap Blend Account II - Class 2	(0.42%)	(0.63%)	3.11%	Jan 8, 2007
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	3.57%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
LargeCap Blend Account II (Prospectus Summary) | LargeCap Blend Account II
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LargeCap Blend Account II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 42.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of
December 31, 2011, this range was between approximately $1.57 billion and
$401.25 billion)) at the time of purchase. The Account will also invest in securities of foreign issuers.

Employing a "blend" strategy, the Account's assets are invested in equity securities with both growth and/or value characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of preferring one of these categories over the other.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities
		relative to their weight in the Account's benchmark index.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger, established companies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of
		purchase.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
		Class 2 shares.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 17.08% Lowest return for a quarter during the period of the bar chart above: Q4' 08 -21.92%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
LargeCap Blend Account II (Prospectus Summary) | LargeCap Blend Account II | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
LargeCap Blend Account II (Prospectus Summary) | LargeCap Blend Account II | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Account Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	425
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	952
Annual Return 2003	rr_AnnualReturn2003	23.76%
Annual Return 2004	rr_AnnualReturn2004	10.36%
Annual Return 2005	rr_AnnualReturn2005	4.74%
Annual Return 2006	rr_AnnualReturn2006	15.72%
Annual Return 2007	rr_AnnualReturn2007	5.21%
Annual Return 2008	rr_AnnualReturn2008	(36.41%)
Annual Return 2009	rr_AnnualReturn2009	29.67%
Annual Return 2010	rr_AnnualReturn2010	13.25%
Annual Return 2011	rr_AnnualReturn2011	(0.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.92%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	LargeCap Blend Account II - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.37%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
LargeCap Blend Account II (Prospectus Summary) | LargeCap Blend Account II | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Account Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	561
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,245
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	LargeCap Blend Account II - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.63%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2007

[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2013. The fee waiver will reduce the Account's Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

LargeCap Growth Account (Prospectus Summary) | LargeCap Growth Account
LargeCap Growth Account
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap Growth Account	Class 1	Class 2
Management Fees	0.68%	0.68%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Total Annual Account Operating Expenses	0.69%	0.94%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example LargeCap Growth Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	70	221	384	859
Class 2	96	300	520	1,155

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 56.6% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index
(as of December 31, 2011, this range was between approximately $117 million and
$401.25 billion)) at the time of purchase. The Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
Class 2 shares.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q3 '09 15.79% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -25.99%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns LargeCap Growth Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	LargeCap Growth Account - Class 1	(4.23%)	0.17%	2.00%	May 2, 1994
Class 2	LargeCap Growth Account - Class 2	(4.50%)	(0.09%)	1.74%	Jan 8, 2007
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
LargeCap Growth Account (Prospectus Summary) | LargeCap Growth Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LargeCap Growth Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 56.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.60%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index
(as of December 31, 2011, this range was between approximately $117 million and
$401.25 billion)) at the time of purchase. The Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above
		average.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund
		performance.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
		Class 2 shares.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q3 '09 15.79% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -25.99%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
LargeCap Growth Account (Prospectus Summary) | LargeCap Growth Account | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
LargeCap Growth Account (Prospectus Summary) | LargeCap Growth Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return 2002	rr_AnnualReturn2002	(29.07%)
Annual Return 2003	rr_AnnualReturn2003	26.46%
Annual Return 2004	rr_AnnualReturn2004	9.38%
Annual Return 2005	rr_AnnualReturn2005	12.09%
Annual Return 2006	rr_AnnualReturn2006	9.92%
Annual Return 2007	rr_AnnualReturn2007	23.20%
Annual Return 2008	rr_AnnualReturn2008	(43.16%)
Annual Return 2009	rr_AnnualReturn2009	27.01%
Annual Return 2010	rr_AnnualReturn2010	18.38%
Annual Return 2011	rr_AnnualReturn2011	(4.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.99%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	LargeCap Growth Account - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
LargeCap Growth Account (Prospectus Summary) | LargeCap Growth Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	LargeCap Growth Account - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2007

LargeCap Growth Account I (Prospectus Summary) | LargeCap Growth Account I
LargeCap Growth Account I
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LargeCap Growth Account I Class 1
Management Fees		0.76%
Other Expenses		0.02%
Total Annual Account Operating Expenses		0.78%
Fee Waiver	[1]	0.02%
Total Annual Account Operating Expenses after Fee Waiver		0.76%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2013. The fee waiver will reduce the Account's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Growth Account I Class 1	78	246	431	964

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 46.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000®
Growth Index (as of December 31, 2011, this range was between approximately $117 million and $401.25 billion)) at the time of purchase. The Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Account's benchmark index.
Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar Q2 '09 19.90% chart above: Lowest return for a quarter during the period of the bar Q4 '08 -22.69% chart above:
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns LargeCap Growth Account I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	LargeCap Growth I - Class 1	(0.33%)	3.25%	2.93%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
LargeCap Growth Account I (Prospectus Summary) | LargeCap Growth Account I
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LargeCap Growth Account I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 46.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000®
Growth Index (as of December 31, 2011, this range was between approximately $117 million and $401.25 billion)) at the time of purchase. The Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities
		relative to their weight in the Account's benchmark index.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund
		performance.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts
		would be lower if such expenses were included.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar Q2 '09 19.90% chart above: Lowest return for a quarter during the period of the bar Q4 '08 -22.69% chart above:
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
LargeCap Growth Account I (Prospectus Summary) | LargeCap Growth Account I | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
LargeCap Growth Account I (Prospectus Summary) | LargeCap Growth Account I | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Account Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	431
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	964
Annual Return 2002	rr_AnnualReturn2002	(27.72%)
Annual Return 2003	rr_AnnualReturn2003	25.95%
Annual Return 2004	rr_AnnualReturn2004	9.33%
Annual Return 2005	rr_AnnualReturn2005	7.55%
Annual Return 2006	rr_AnnualReturn2006	6.21%
Annual Return 2007	rr_AnnualReturn2007	8.52%
Annual Return 2008	rr_AnnualReturn2008	(40.60%)
Annual Return 2009	rr_AnnualReturn2009	52.71%
Annual Return 2010	rr_AnnualReturn2010	19.61%
Annual Return 2011	rr_AnnualReturn2011	(0.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.69%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	LargeCap Growth I - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.93%

[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2013. The fee waiver will reduce the Account's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

LargeCap S&P 500 Index Account (Prospectus Summary) | LargeCap S&P 500 Index Account
LargeCap S&P 500 Index Account
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap S&P 500 Index Account Class 1
Management Fees	0.25%
Other Expenses	0.01%
Total Annual Account Operating Expenses	0.26%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap S&P 500 Index Account Class 1	27	84	146	331

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 7.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of December 31, 2011, the market capitalization range of the Index was between approximately $1.57 billion and
$401.25 billion. The Account employs a passive investment approach designed to attempt to track the performance of the Index. The Account may utilize derivative strategies. Specifically, the Account invests in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note: "Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill
       Companies, Inc. and have been licensed by Principal. The Account is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard &
       Poor's makes no representation regarding the advisability of investing in the Account.
Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 15.69% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -22.01%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns LargeCap S&P 500 Index Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	LargeCap S&P 500 Index - Class 1	1.73%	(0.51%)	2.60%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
LargeCap S&P 500 Index Account (Prospectus Summary) | LargeCap S&P 500 Index Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LargeCap S&P 500 Index Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 7.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of December 31, 2011, the market capitalization range of the Index was between approximately $1.57 billion and
$401.25 billion. The Account employs a passive investment approach designed to attempt to track the performance of the Index. The Account may utilize derivative strategies. Specifically, the Account invests in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note: "Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill
       Companies, Inc. and have been licensed by Principal. The Account is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard &
       Poor's makes no representation regarding the advisability of investing in
		the Account.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund
		performance.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts
		would be lower if such expenses were included.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 15.69% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -22.01%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
LargeCap S&P 500 Index Account (Prospectus Summary) | LargeCap S&P 500 Index Account | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
LargeCap S&P 500 Index Account (Prospectus Summary) | LargeCap S&P 500 Index Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	27
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	84
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	146
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	331
Annual Return 2002	rr_AnnualReturn2002	(22.44%)
Annual Return 2003	rr_AnnualReturn2003	28.32%
Annual Return 2004	rr_AnnualReturn2004	10.39%
Annual Return 2005	rr_AnnualReturn2005	4.47%
Annual Return 2006	rr_AnnualReturn2006	15.57%
Annual Return 2007	rr_AnnualReturn2007	5.15%
Annual Return 2008	rr_AnnualReturn2008	(37.10%)
Annual Return 2009	rr_AnnualReturn2009	26.31%
Annual Return 2010	rr_AnnualReturn2010	14.67%
Annual Return 2011	rr_AnnualReturn2011	1.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.01%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	LargeCap S&P 500 Index - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%

LargeCap Value Account (Prospectus Summary) | LargeCap Value Account
LargeCap Value Account
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Value Account Class 1
Management Fees	0.60%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.01%
Total Annual Account Operating Expenses	0.62%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Value Account Class 1	63	199	346	774

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 113.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2011 ranged between approximately $117 million and
$401.25 billion) at the time of purchase. The Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Account may actively trade portfolio securities.
Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q3 '09 15.93% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -21.55%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns LargeCap Value Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	LargeCap Value Account - Class 1	1.17%	(2.76%)	3.09%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	3.89%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
LargeCap Value Account (Prospectus Summary) | LargeCap Value Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LargeCap Value Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 113.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2011 ranged between approximately $117 million and
$401.25 billion) at the time of purchase. The Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that
		appear to be undervalued. The Account may actively trade portfolio securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of
		purchase.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts
		would be lower if such expenses were included.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q3 '09 15.93% Lowest return for a quarter during the period of the bar chart above: Q4 '08 -21.55%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
LargeCap Value Account (Prospectus Summary) | LargeCap Value Account | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
LargeCap Value Account (Prospectus Summary) | LargeCap Value Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.62%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	774
Annual Return 2002	rr_AnnualReturn2002	(13.66%)
Annual Return 2003	rr_AnnualReturn2003	25.49%
Annual Return 2004	rr_AnnualReturn2004	12.36%
Annual Return 2005	rr_AnnualReturn2005	6.80%
Annual Return 2006	rr_AnnualReturn2006	19.95%
Annual Return 2007	rr_AnnualReturn2007	(0.10%)
Annual Return 2008	rr_AnnualReturn2008	(35.16%)
Annual Return 2009	rr_AnnualReturn2009	16.30%
Annual Return 2010	rr_AnnualReturn2010	14.08%
Annual Return 2011	rr_AnnualReturn2011	1.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.55%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	LargeCap Value Account - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.76%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.09%

MidCap Blend Account (Prospectus Summary) | MidCap Blend Account
MidCap Blend Account
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MidCap Blend Account	Class 1	Class 2
Management Fees	0.54%	0.54%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Total Annual Account Operating Expenses	0.55%	0.80%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MidCap Blend Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	56	176	307	689
Class 2	82	255	444	990

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 28.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index (as of
December 31, 2011, this range was between approximately $117 million and $20.51 billion) at the time of purchase. The Account may invest in foreign securities.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of preferring one of these categories over the other.
Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
Class 2 shares.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar Q2 '09 18.19% chart above: Lowest return for a quarter during the period of the bar Q4 '08 -23.92% chart above:
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns MidCap Blend Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	MidCap Blend Account - Class 1	8.29%	5.39%	8.75%	Dec 18, 1987
Class 2	MidCap Blend Account - Class 2	8.00%	5.11%	8.46%	Sep 9, 2009
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	(1.55%)	1.41%	6.99%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
MidCap Blend Account (Prospectus Summary) | MidCap Blend Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MidCap Blend Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 28.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index (as of
December 31, 2011, this range was between approximately $117 million and $20.51 billion) at the time of purchase. The Account may invest in foreign securities.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of
		preferring one of these categories over the other.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of
		purchase.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
		Class 2 shares.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar Q2 '09 18.19% chart above: Lowest return for a quarter during the period of the bar Q4 '08 -23.92% chart above:
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
MidCap Blend Account (Prospectus Summary) | MidCap Blend Account | Russell Midcap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.99%
MidCap Blend Account (Prospectus Summary) | MidCap Blend Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	689
Annual Return 2002	rr_AnnualReturn2002	(8.75%)
Annual Return 2003	rr_AnnualReturn2003	32.81%
Annual Return 2004	rr_AnnualReturn2004	17.76%
Annual Return 2005	rr_AnnualReturn2005	9.21%
Annual Return 2006	rr_AnnualReturn2006	14.23%
Annual Return 2007	rr_AnnualReturn2007	9.45%
Annual Return 2008	rr_AnnualReturn2008	(33.92%)
Annual Return 2009	rr_AnnualReturn2009	33.76%
Annual Return 2010	rr_AnnualReturn2010	24.10%
Annual Return 2011	rr_AnnualReturn2011	8.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.92%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MidCap Blend Account - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 1987
MidCap Blend Account (Prospectus Summary) | MidCap Blend Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MidCap Blend Account - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 9, 2009

Money Market Account (Prospectus Summary) | Money Market Account
Money Market Account
Objective:
The Account seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Money Market Account	Class 1	Class 2
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Account Operating Expenses	0.46%	0.71%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Money Market Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	47	148	258	579
Class 2	73	227	395	883

Principal Investment Strategies
The Account seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Account maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Account's assets may rise or fall.
Principal Risks
The Account may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.

An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Account seeks to preserve the value of an investment at
$1.00 per share, it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
Class 2 shares.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q3 '07 1.24% Lowest return for a quarter during the period of the bar chart above: Q4 '10 0.00%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Money Market Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	Money Market Account - Class 1	none	1.53%	1.80%	Mar 18, 1983
Class 2	Money Market Account - Class 2	none	1.42%	1.57%	Jan 8, 2007
Barclays Capital U.S. Treasury Bellwethers 3 Month Index	Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.11%	1.55%	1.99%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Money Market Account (Prospectus Summary) | Money Market Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Money Market Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Account maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the
		value of the Account's assets may rise or fall.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.

An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Account seeks to preserve the value of an investment at
$1.00 per share, it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
		Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Account seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
		Class 2 shares.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q3 '07 1.24% Lowest return for a quarter during the period of the bar chart above: Q4 '10 0.00%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Money Market Account (Prospectus Summary) | Money Market Account | Barclays Capital U.S. Treasury Bellwethers 3 Month Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.99%
Money Market Account (Prospectus Summary) | Money Market Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	579
Annual Return 2002	rr_AnnualReturn2002	1.42%
Annual Return 2003	rr_AnnualReturn2003	0.74%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.69%
Annual Return 2006	rr_AnnualReturn2006	4.67%
Annual Return 2007	rr_AnnualReturn2007	4.94%
Annual Return 2008	rr_AnnualReturn2008	2.58%
Annual Return 2009	rr_AnnualReturn2009	0.22%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Money Market Account - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 18, 1983
Money Market Account (Prospectus Summary) | Money Market Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	883
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Money Market Account - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2007

Principal Capital Appreciation Account (Prospectus Summary) | Principal Capital Appreciation Account
Principal Capital Appreciation Account
Objective:
The Account seeks to provide long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal Capital Appreciation Account	Class 1	Class 2
Management Fees	0.63%	0.63%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Total Annual Account Operating Expenses	0.64%	0.89%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Principal Capital Appreciation Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	65	205	357	798
Class 2	91	284	493	1,096

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 10.3% of the average value of its portfolio.
Principal Investment Strategies
The Account invests primarily in equity securities of companies with any market capitalization, but may, have a greater exposure to large market capitalization companies than small or medium capitalization companies.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of preferring one of these categories over the other.
Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar Q2 '03 20.90% chart above: Lowest return for a quarter during the period of the bar Q4 '08 -22.70% chart above:
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Principal Capital Appreciation Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	Principal Capital Appreciation Account - Class 1	0.13%	1.68%	5.19%	Apr 28, 1998
Class 2	Principal Capital Appreciation Account - Class 2	(0.15%)	1.42%	4.93%	Nov 6, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Principal Capital Appreciation Account (Prospectus Summary) | Principal Capital Appreciation Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Principal Capital Appreciation Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks to provide long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 10.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.30%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account invests primarily in equity securities of companies with any market capitalization, but may, have a greater exposure to large market capitalization companies than small or medium capitalization companies.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of
		preferring one of these categories over the other.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of
		purchase.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but
		has been adjusted downward to reflect the higher expenses of Class 2 shares.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar Q2 '03 20.90% chart above: Lowest return for a quarter during the period of the bar Q4 '08 -22.70% chart above:
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Principal Capital Appreciation Account (Prospectus Summary) | Principal Capital Appreciation Account | Russell 3000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.51%
Principal Capital Appreciation Account (Prospectus Summary) | Principal Capital Appreciation Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	798
Annual Return 2002	rr_AnnualReturn2002	(22.55%)
Annual Return 2003	rr_AnnualReturn2003	43.35%
Annual Return 2004	rr_AnnualReturn2004	13.03%
Annual Return 2005	rr_AnnualReturn2005	8.57%
Annual Return 2006	rr_AnnualReturn2006	12.03%
Annual Return 2007	rr_AnnualReturn2007	8.73%
Annual Return 2008	rr_AnnualReturn2008	(33.37%)
Annual Return 2009	rr_AnnualReturn2009	29.82%
Annual Return 2010	rr_AnnualReturn2010	15.40%
Annual Return 2011	rr_AnnualReturn2011	0.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.70%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal Capital Appreciation Account - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 1998
Principal Capital Appreciation Account (Prospectus Summary) | Principal Capital Appreciation Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal Capital Appreciation Account - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2001

Principal LifeTime 2010 Account (Prospectus Summary) | Principal LifeTime 2010 Account
Principal LifeTime 2010 Account
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2010 Account Class 1
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.60%
Total Annual Account Operating Expenses	0.64%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2010 Account Class 1	65	205	357	798

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 24.3% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts
Funds, Inc. ("PVC") Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in
PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global Investors, LLC ("PGI"), to assist in managing the
Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems).
There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income
Account. At that time, the Account may be combined with the Principal LifeTime
Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.

PRINCIPAL LIFETIME ACCOUNTS GLIDE PATH*

Target Allocations Over Time
  Target Date (Assumed Retirement) Non-U.S. Equity  U.S. Equity  Real Assets/Other**  Fixed Income
  % of Total Assets                    13%               31%               9%              47%

15 Years after Retirement          Non-U.S. Equity  U.S. Equity  Real Asset/Other**   Fixed Income
  % of Total Assets                    6%                14%               12%             68%

*As of March 31, 2012

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund.
Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification.  Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying
Global Multi-Strategy Fund.
Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the
Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Russell 3000 Index is used to show the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market. The
MSCI - EAFE Index NDTR D is used to show international stock performance.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2010 Blended Index were 32.4% Russell 3000 Index, 11.6%
MSCI - EAFE Index NDTR D, and 56.0% Barclays Capital Aggregate Bond Index. The
custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 14.48 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -17.06%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Principal LifeTime 2010 Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Principal LifeTime 2010 - Class 1	1.44%	0.71%	4.12%	Aug 30, 2004
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.55%
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(4.72%)	3.98%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	4.48%
Principal LifeTime 2010 Blended Index	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	4.50%	2.88%	4.86%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Principal LifeTime 2010 Account (Prospectus Summary) | Principal LifeTime 2010 Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Principal LifeTime 2010 Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks a total return consisting of long-term growth of capital and current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's
		portfolio turnover rate was 24.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.30%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts
Funds, Inc. ("PVC") Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in
PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global Investors, LLC ("PGI"), to assist in managing the
Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems).
There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income
Account. At that time, the Account may be combined with the Principal LifeTime
Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.

PRINCIPAL LIFETIME ACCOUNTS GLIDE PATH*

Target Allocations Over Time
  Target Date (Assumed Retirement) Non-U.S. Equity  U.S. Equity  Real Assets/Other**  Fixed Income
  % of Total Assets                    13%               31%               9%              47%

15 Years after Retirement          Non-U.S. Equity  U.S. Equity  Real Asset/Other**   Fixed Income
  % of Total Assets                    6%                14%               12%             68%

*As of March 31, 2012

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund.
Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification.  Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying
		Global Multi-Strategy Fund.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the
Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of
		purchase.
Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Russell 3000 Index is used to show the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market. The
MSCI - EAFE Index NDTR D is used to show international stock performance.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2010 Blended Index were 32.4% Russell 3000 Index, 11.6%
MSCI - EAFE Index NDTR D, and 56.0% Barclays Capital Aggregate Bond Index. The
custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or
		allocations of the custom or blended index are not restated.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Russell 3000 Index is used to show the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market. The MSCI - EAFE Index NDTR D is used to show international stock performance. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2010 Blended Index were 32.4% Russell 3000 Index, 11.6% MSCI - EAFE Index NDTR D, and 56.0% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 14.48 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -17.06%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Principal LifeTime 2010 Account (Prospectus Summary) | Principal LifeTime 2010 Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Principal LifeTime 2010 Account (Prospectus Summary) | Principal LifeTime 2010 Account | MSCI - EAFE Index NDTR D
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Principal LifeTime 2010 Account (Prospectus Summary) | Principal LifeTime 2010 Account | Russell 3000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Principal LifeTime 2010 Account (Prospectus Summary) | Principal LifeTime 2010 Account | Principal LifeTime 2010 Blended Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Principal LifeTime 2010 Account (Prospectus Summary) | Principal LifeTime 2010 Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	798
Annual Return 2005	rr_AnnualReturn2005	5.70%
Annual Return 2006	rr_AnnualReturn2006	12.30%
Annual Return 2007	rr_AnnualReturn2007	3.74%
Annual Return 2008	rr_AnnualReturn2008	(30.91%)
Annual Return 2009	rr_AnnualReturn2009	25.07%
Annual Return 2010	rr_AnnualReturn2010	13.93%
Annual Return 2011	rr_AnnualReturn2011	1.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.06%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2010 - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004

Principal LifeTime 2020 Account (Prospectus Summary) | Principal LifeTime 2020 Account
Principal LifeTime 2020 Account
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2020 Account Class 1
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.64%
Total Annual Account Operating Expenses	0.68%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2020 Account Class 1	69	218	379	847

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 8.9% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts
Funds, Inc. ("PVC") Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in
PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global Investors, LLC ("PGI"), to assist in managing the
Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems).
There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income
Account. At that time, the Account may be combined with the Principal LifeTime
Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.

PRINCIPAL LIFETIME ACCOUNTS GLIDE PATH*

Target Allocations Over Time
  Target Date (Assumed Retirement) Non-U.S. Equity  U.S. Equity  Real Assets/Other**  Fixed Income
  % of Total Assets                    13%               31%               9%              47%

15 Years after Retirement          Non-U.S. Equity  U.S. Equity  Real Asset/Other**   Fixed Income
  % of Total Assets                    6%                14%               12%             68%

*As of March 31, 2012

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund.
Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification.  Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying
Global Multi-Strategy Fund.
Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the
Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI - EAFE Index NDTR D is used to show international stock performance. Performance of a blended index shows how the Account's performance companies to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2020
Blended Index were 47.45% Russell 3000 Index, 17.55% MSCI - EAFE Index NDTR D,
and 35.0% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 16.15 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -18.82%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Principal LifeTime 2020 Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Principal LifeTime 2020 - Class 1	(1.07%)	0.04%	4.31%	Aug 30, 2004
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.55%
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(4.72%)	3.98%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	4.48%
Principal LifeTime 2020 Blended Index	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	0.63%	1.31%	4.49%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Principal LifeTime 2020 Account (Prospectus Summary) | Principal LifeTime 2020 Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Principal LifeTime 2020 Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks a total return consisting of long-term growth of capital and current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's
		portfolio turnover rate was 8.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts
Funds, Inc. ("PVC") Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in
PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global Investors, LLC ("PGI"), to assist in managing the
Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems).
There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income
Account. At that time, the Account may be combined with the Principal LifeTime
Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.

PRINCIPAL LIFETIME ACCOUNTS GLIDE PATH*

Target Allocations Over Time
  Target Date (Assumed Retirement) Non-U.S. Equity  U.S. Equity  Real Assets/Other**  Fixed Income
  % of Total Assets                    13%               31%               9%              47%

15 Years after Retirement          Non-U.S. Equity  U.S. Equity  Real Asset/Other**   Fixed Income
  % of Total Assets                    6%                14%               12%             68%

*As of March 31, 2012

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund.
Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification.  Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying
		Global Multi-Strategy Fund.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the
Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of
		purchase.
Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI - EAFE Index NDTR D is used to show international stock performance. Performance of a blended index shows how the Account's performance companies to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2020
Blended Index were 47.45% Russell 3000 Index, 17.55% MSCI - EAFE Index NDTR D,
and 35.0% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or
		blended index are not restated.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI - EAFE Index NDTR D is used to show international stock performance. Performance of a blended index shows how the Account's performance companies to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2020 Blended Index were 47.45% Russell 3000 Index, 17.55% MSCI - EAFE Index NDTR D, and 35.0% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 16.15 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -18.82%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Principal LifeTime 2020 Account (Prospectus Summary) | Principal LifeTime 2020 Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Principal LifeTime 2020 Account (Prospectus Summary) | Principal LifeTime 2020 Account | MSCI - EAFE Index NDTR D
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Principal LifeTime 2020 Account (Prospectus Summary) | Principal LifeTime 2020 Account | Russell 3000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Principal LifeTime 2020 Account (Prospectus Summary) | Principal LifeTime 2020 Account | Principal LifeTime 2020 Blended Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Principal LifeTime 2020 Account (Prospectus Summary) | Principal LifeTime 2020 Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return 2005	rr_AnnualReturn2005	6.77%
Annual Return 2006	rr_AnnualReturn2006	15.16%
Annual Return 2007	rr_AnnualReturn2007	4.87%
Annual Return 2008	rr_AnnualReturn2008	(34.16%)
Annual Return 2009	rr_AnnualReturn2009	27.49%
Annual Return 2010	rr_AnnualReturn2010	15.05%
Annual Return 2011	rr_AnnualReturn2011	(1.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.82%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2020 - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.07%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004

Principal LifeTime 2030 Account (Prospectus Summary) | Principal LifeTime 2030 Account
Principal LifeTime 2030 Account
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2030 Account Class 1
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.66%
Total Annual Account Operating Expenses	0.70%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2030 Account Class 1	72	224	390	871

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 13.2% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts
Funds, Inc. ("PVC") Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in
PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global Investors, LLC ("PGI"), to assist in managing the
Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems).
There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income
Account. At that time, the Account may be combined with the Principal LifeTime
Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.

PRINCIPAL LIFETIME ACCOUNTS GLIDE PATH*

Target Allocations Over Time
  Target Date (Assumed Retirement) Non-U.S. Equity  U.S. Equity  Real Assets/Other**  Fixed Income
  % of Total Assets                    13%               31%               9%              47%

15 Years after Retirement          Non-U.S. Equity  U.S. Equity  Real Asset/Other**   Fixed Income
  % of Total Assets                    6%                14%               12%             68%

*As of March 31, 2012

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund.
Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification.  Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying
Global Multi-Strategy Fund.
Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the
Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The MSCI - EAFE Index NDTR D is used to show international stock performance.
The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2030
Blended Index were 56.25% Russell 3000 Index, 21.0% MSCI - EAFE Index NDTR D,
and 22.75% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 16.66 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -20.20%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Principal LifeTime 2030 Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Principal LifeTime 2030 - Class 1	(2.22%)	(0.51%)	3.87%	Aug 30, 2004
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.55%
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(4.72%)	3.98%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	4.48%
Principal LifeTime 2030 Blended Index	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	(0.25%)	0.54%	4.30%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Principal LifeTime 2030 Account (Prospectus Summary) | Principal LifeTime 2030 Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Principal LifeTime 2030 Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks a total return consisting of long-term growth of capital and current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's
		portfolio turnover rate was 13.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts
Funds, Inc. ("PVC") Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in
PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global Investors, LLC ("PGI"), to assist in managing the
Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems).
There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income
Account. At that time, the Account may be combined with the Principal LifeTime
Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.

PRINCIPAL LIFETIME ACCOUNTS GLIDE PATH*

Target Allocations Over Time
  Target Date (Assumed Retirement) Non-U.S. Equity  U.S. Equity  Real Assets/Other**  Fixed Income
  % of Total Assets                    13%               31%               9%              47%

15 Years after Retirement          Non-U.S. Equity  U.S. Equity  Real Asset/Other**   Fixed Income
  % of Total Assets                    6%                14%               12%             68%

*As of March 31, 2012

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund.
Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification.  Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying
		Global Multi-Strategy Fund.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the
Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of
		purchase.
Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The MSCI - EAFE Index NDTR D is used to show international stock performance.
The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2030
Blended Index were 56.25% Russell 3000 Index, 21.0% MSCI - EAFE Index NDTR D,
and 22.75% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or
		blended index are not restated.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The MSCI - EAFE Index NDTR D is used to show international stock performance. The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2030 Blended Index were 56.25% Russell 3000 Index, 21.0% MSCI - EAFE Index NDTR D, and 22.75% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 16.66 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -20.20%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Principal LifeTime 2030 Account (Prospectus Summary) | Principal LifeTime 2030 Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Principal LifeTime 2030 Account (Prospectus Summary) | Principal LifeTime 2030 Account | MSCI - EAFE Index NDTR D
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Principal LifeTime 2030 Account (Prospectus Summary) | Principal LifeTime 2030 Account | Russell 3000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Principal LifeTime 2030 Account (Prospectus Summary) | Principal LifeTime 2030 Account | Principal LifeTime 2030 Blended Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Principal LifeTime 2030 Account (Prospectus Summary) | Principal LifeTime 2030 Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	871
Annual Return 2005	rr_AnnualReturn2005	6.76%
Annual Return 2006	rr_AnnualReturn2006	14.83%
Annual Return 2007	rr_AnnualReturn2007	5.97%
Annual Return 2008	rr_AnnualReturn2008	(36.42%)
Annual Return 2009	rr_AnnualReturn2009	28.22%
Annual Return 2010	rr_AnnualReturn2010	15.40%
Annual Return 2011	rr_AnnualReturn2011	(2.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.20%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2030 - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.22%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004

Principal LifeTime 2040 Account (Prospectus Summary) | Principal LifeTime 2040 Account
Principal LifeTime 2040 Account
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2040 Account Class 1
Management Fees	0.03%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.67%
Total Annual Account Operating Expenses	0.72%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2040 Account Class 1	74	230	401	894

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 13.7% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts
Funds, Inc. ("PVC") Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in
PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global Investors, LLC ("PGI"), to assist in managing the
Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems).
There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income
Account. At that time, the Account may be combined with the Principal LifeTime
Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.

PRINCIPAL LIFETIME ACCOUNTS GLIDE PATH*

Target Allocations Over Time
  Target Date (Assumed Retirement) Non-U.S. Equity  U.S. Equity  Real Assets/Other**  Fixed Income
  % of Total Assets                    13%               31%               9%              47%

15 Years after Retirement          Non-U.S. Equity  U.S. Equity  Real Asset/Other**   Fixed Income
  % of Total Assets                    6%                14%               12%             68%

*As of March 31, 2012

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund.
Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification.  Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying
Global Multi-Strategy Fund.
Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the
Account is not a deposit of the bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The MSCI - EAFE Index NDTR D is used to show international stock performance.
The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2040
Blended Index were 62.8% Russell 3000 Index, 25.0% MSCI - EAFE Index NDTR D, and
12.2% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 17.52 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -21.31%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Principal LifeTime 2040 Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Principal LifeTime 2040 - Class 1	(3.18%)	(0.88%)	3.87%	Aug 30, 2004
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.55%
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(4.72%)	3.98%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	4.48%
Principal LifeTime 2040 Blended Index	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	(1.22%)	(0.11%)	4.19%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Principal LifeTime 2040 Account (Prospectus Summary) | Principal LifeTime 2040 Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Principal LifeTime 2040 Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks a total return consisting of long-term growth of capital and current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's
		portfolio turnover rate was 13.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.70%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts
Funds, Inc. ("PVC") Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in
PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global Investors, LLC ("PGI"), to assist in managing the
Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems).
There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income
Account. At that time, the Account may be combined with the Principal LifeTime
Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.

PRINCIPAL LIFETIME ACCOUNTS GLIDE PATH*

Target Allocations Over Time
  Target Date (Assumed Retirement) Non-U.S. Equity  U.S. Equity  Real Assets/Other**  Fixed Income
  % of Total Assets                    13%               31%               9%              47%

15 Years after Retirement          Non-U.S. Equity  U.S. Equity  Real Asset/Other**   Fixed Income
  % of Total Assets                    6%                14%               12%             68%

*As of March 31, 2012

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund.
Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification.  Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying
		Global Multi-Strategy Fund.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the
Account is not a deposit of the bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of
		purchase.
Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The MSCI - EAFE Index NDTR D is used to show international stock performance.
The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2040
Blended Index were 62.8% Russell 3000 Index, 25.0% MSCI - EAFE Index NDTR D, and
12.2% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index
		are not restated.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The MSCI - EAFE Index NDTR D is used to show international stock performance. The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2040 Blended Index were 62.8% Russell 3000 Index, 25.0% MSCI - EAFE Index NDTR D, and 12.2% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 17.52 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -21.31%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Principal LifeTime 2040 Account (Prospectus Summary) | Principal LifeTime 2040 Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Principal LifeTime 2040 Account (Prospectus Summary) | Principal LifeTime 2040 Account | MSCI - EAFE Index NDTR D
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Principal LifeTime 2040 Account (Prospectus Summary) | Principal LifeTime 2040 Account | Russell 3000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Principal LifeTime 2040 Account (Prospectus Summary) | Principal LifeTime 2040 Account | Principal LifeTime 2040 Blended Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.22%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Principal LifeTime 2040 Account (Prospectus Summary) | Principal LifeTime 2040 Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	894
Annual Return 2005	rr_AnnualReturn2005	7.27%
Annual Return 2006	rr_AnnualReturn2006	15.13%
Annual Return 2007	rr_AnnualReturn2007	6.54%
Annual Return 2008	rr_AnnualReturn2008	(38.16%)
Annual Return 2009	rr_AnnualReturn2009	29.55%
Annual Return 2010	rr_AnnualReturn2010	15.81%
Annual Return 2011	rr_AnnualReturn2011	(3.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.31%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2040 - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.88%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004

Principal LifeTime 2050 Account (Prospectus Summary) | Principal LifeTime 2050 Account
Principal LifeTime 2050 Account
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2050 Account Class 1
Management Fees	0.03%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.68%
Total Annual Account Operating Expenses	0.75%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2050 Account Class 1	77	240	417	930

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 19.7% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts
Funds, Inc. ("PVC") Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in
PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global Investors, LLC ("PGI"), to assist in managing the
Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems).
There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income
Account. At that time, the Account may be combined with the Principal LifeTime
Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.

PRINCIPAL LIFETIME ACCOUNTS GLIDE PATH*

Target Allocations Over Time
  Target Date (Assumed Retirement) Non-U.S. Equity  U.S. Equity  Real Assets/Other**  Fixed Income
  % of Total Assets                    13%               31%               9%              47%

15 Years after Retirement          Non-U.S. Equity  U.S. Equity  Real Asset/Other**   Fixed Income
  % of Total Assets                    6%                14%               12%             68%

*As of March 31, 2012

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund.
Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification.  Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying
Global Multi-Strategy Fund.
Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the
Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The MSCI - EAFE Index NDTR D is used to show international stock performance.
The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2050
Blended Index were 65.9% Russell 3000 Index, 27.6% MSCI - EAFE Index NDTR D, and
6.5% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 17.92 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -22.08%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Principal LifeTime 2050 Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Principal LifeTime 2050 - Class 1	(3.94%)	(1.16%)	3.74%	Aug 30, 2004
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.55%
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(4.72%)	3.98%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	4.48%
Principal LifeTime 2050 Blended Index	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	(2.14%)	(0.51%)	4.25%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Principal LifeTime 2050 Account (Prospectus Summary) | Principal LifeTime 2050 Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Principal LifeTime 2050 Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks a total return consisting of long-term growth of capital and current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's
		portfolio turnover rate was 19.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.70%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts
Funds, Inc. ("PVC") Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in
PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global Investors, LLC ("PGI"), to assist in managing the
Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems).
There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income
Account. At that time, the Account may be combined with the Principal LifeTime
Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.

PRINCIPAL LIFETIME ACCOUNTS GLIDE PATH*

Target Allocations Over Time
  Target Date (Assumed Retirement) Non-U.S. Equity  U.S. Equity  Real Assets/Other**  Fixed Income
  % of Total Assets                    13%               31%               9%              47%

15 Years after Retirement          Non-U.S. Equity  U.S. Equity  Real Asset/Other**   Fixed Income
  % of Total Assets                    6%                14%               12%             68%

*As of March 31, 2012

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund.
Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification.  Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying
		Global Multi-Strategy Fund.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the
Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of
		purchase.
Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The MSCI - EAFE Index NDTR D is used to show international stock performance.
The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2050
Blended Index were 65.9% Russell 3000 Index, 27.6% MSCI - EAFE Index NDTR D, and
6.5% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index
		are not restated.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The MSCI - EAFE Index NDTR D is used to show international stock performance. The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2050 Blended Index were 65.9% Russell 3000 Index, 27.6% MSCI - EAFE Index NDTR D, and 6.5% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 17.92 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -22.08%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Principal LifeTime 2050 Account (Prospectus Summary) | Principal LifeTime 2050 Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Principal LifeTime 2050 Account (Prospectus Summary) | Principal LifeTime 2050 Account | MSCI - EAFE Index NDTR D
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Principal LifeTime 2050 Account (Prospectus Summary) | Principal LifeTime 2050 Account | Russell 3000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Principal LifeTime 2050 Account (Prospectus Summary) | Principal LifeTime 2050 Account | Principal LifeTime 2050 Blended Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Principal LifeTime 2050 Account (Prospectus Summary) | Principal LifeTime 2050 Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2005	rr_AnnualReturn2005	7.56%
Annual Return 2006	rr_AnnualReturn2006	15.49%
Annual Return 2007	rr_AnnualReturn2007	6.62%
Annual Return 2008	rr_AnnualReturn2008	(39.05%)
Annual Return 2009	rr_AnnualReturn2009	30.04%
Annual Return 2010	rr_AnnualReturn2010	16.21%
Annual Return 2011	rr_AnnualReturn2011	(3.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.08%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2050 - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004

Principal LifeTime Strategic Income Account (Prospectus Summary) | Principal LifeTime Strategic Income Account
Principal LifeTime Strategic Income Account
Objective:
The Account seeks current income,
and as a secondary objective, capital appreciation.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime Strategic Income Account Class 1
Management Fees	0.03%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.55%
Total Annual Account Operating Expenses	0.60%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime Strategic Income Account Class 1	61	192	335	750

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 19.3% of the average value of its portfolio.
Principal Investment Strategies
The Account invests in underlying Principal Funds, Inc. ("PFI") domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. ("PVC") Accounts according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Account's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Account invests in PFI Institutional Class and PVC
Class 1 shares of underlying funds. It is managed by Principal Management
Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems).
There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

PRINCIPAL LIFETIME ACCOUNTS GLIDE PATH*

Target Allocations Over Time
  Target Date (Assumed Retirement) Non-U.S. Equity  U.S. Equity  Real Assets/Other**  Fixed Income
  % of Total Assets                    13%               31%               9%              47%

15 Years after Retirement          Non-U.S. Equity  U.S. Equity  Real Asset/Other**   Fixed Income
  % of Total Assets                    6%                14%               12%             68%

*As of March 31, 2012

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund.
Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification.  Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying
Global Multi-Strategy Fund.
Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the
Account is not a deposit in a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Russell 3000 Index is used to show the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market. The
MSCI - EAFE Index NDTR D is used to show international stock performance.
Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.4% Russell
3000 Index, 5.6% MSCI - EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate
Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 10.25 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -12.55%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Principal LifeTime Strategic Income Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Principal LifeTime Strategic Income - Class 1	3.52%	1.26%	3.93%	Aug 30, 2004
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.55%
MSCI - EAFE Index NDTR D	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(4.72%)	3.98%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	4.48%
Principal LifeTime Strategic Income Blended Index	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	5.97%	5.00%	5.69%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Principal LifeTime Strategic Income Account (Prospectus Summary) | Principal LifeTime Strategic Income Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Principal LifeTime Strategic Income Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks current income,
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's
		portfolio turnover rate was 19.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.30%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account invests in underlying Principal Funds, Inc. ("PFI") domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. ("PVC") Accounts according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Account's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Account invests in PFI Institutional Class and PVC
Class 1 shares of underlying funds. It is managed by Principal Management
Corporation ("Principal"); Principal has hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the
Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of
Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems).
There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

PRINCIPAL LIFETIME ACCOUNTS GLIDE PATH*

Target Allocations Over Time
  Target Date (Assumed Retirement) Non-U.S. Equity  U.S. Equity  Real Assets/Other**  Fixed Income
  % of Total Assets                    13%               31%               9%              47%

15 Years after Retirement          Non-U.S. Equity  U.S. Equity  Real Asset/Other**   Fixed Income
  % of Total Assets                    6%                14%               12%             68%

*As of March 31, 2012

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund.
Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification.  Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying
		Global Multi-Strategy Fund.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the
Account is not a deposit in a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of
		purchase.
Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Russell 3000 Index is used to show the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market. The
MSCI - EAFE Index NDTR D is used to show international stock performance.
Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.4% Russell
3000 Index, 5.6% MSCI - EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate
Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings
		or allocations of the custom or blended index are not restated.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Russell 3000 Index is used to show the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market. The MSCI - EAFE Index NDTR D is used to show international stock performance. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.4% Russell 3000 Index, 5.6% MSCI - EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 10.25 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -12.55%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Principal LifeTime Strategic Income Account (Prospectus Summary) | Principal LifeTime Strategic Income Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Principal LifeTime Strategic Income Account (Prospectus Summary) | Principal LifeTime Strategic Income Account | MSCI - EAFE Index NDTR D
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Principal LifeTime Strategic Income Account (Prospectus Summary) | Principal LifeTime Strategic Income Account | Russell 3000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Principal LifeTime Strategic Income Account (Prospectus Summary) | Principal LifeTime Strategic Income Account | Principal LifeTime Strategic Income Blended Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Principal LifeTime Strategic Income Account (Prospectus Summary) | Principal LifeTime Strategic Income Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	750
Annual Return 2005	rr_AnnualReturn2005	4.96%
Annual Return 2006	rr_AnnualReturn2006	10.26%
Annual Return 2007	rr_AnnualReturn2007	2.12%
Annual Return 2008	rr_AnnualReturn2008	(23.89%)
Annual Return 2009	rr_AnnualReturn2009	18.95%
Annual Return 2010	rr_AnnualReturn2010	11.24%
Annual Return 2011	rr_AnnualReturn2011	3.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.55%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime Strategic Income - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004

Real Estate Securities Account (Prospectus Summary) | Real Estate Securities Account
Real Estate Securities Account
Objective:
The Account seeks to generate a total return.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Real Estate Securities Account	Class 1	Class 2
Management Fees	0.88%	0.88%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.02%	0.02%
Total Annual Account Operating Expenses	0.90%	1.15%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Real Estate Securities Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	92	287	498	1,108
Class 2	117	365	633	1,398

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 22.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For this Account's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Account will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests.
REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the
Internal Revenue Code.

The Account may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.

The Account is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Account's share price than would occur in a more diversified fund.
Principal Risks
The Account may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., energy, real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
Class 2 shares.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q3 '09 33.51 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -34.16%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Real Estate Securities Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	Real Estate Securities Account - Class 1	8.93%	(0.49%)	12.01%	May 1, 1998
Class 2	Real Estate Securities Account - Class 2	8.72%	(0.73%)	11.75%	Jan 8, 2007
MSCI US REIT Index	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	8.69%	(1.51%)	10.16%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Real Estate Securities Account (Prospectus Summary) | Real Estate Securities Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Real Estate Securities Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks to generate a total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 22.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For this Account's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Account will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests.
REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the
Internal Revenue Code.

The Account may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.

The Account is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Account's share price than would occur in a more
		diversified fund.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Account may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., energy, real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund
		performance.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
		Class 2 shares.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q3 '09 33.51 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -34.16%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Real Estate Securities Account (Prospectus Summary) | Real Estate Securities Account | MSCI US REIT Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.51%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.16%
Real Estate Securities Account (Prospectus Summary) | Real Estate Securities Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2002	rr_AnnualReturn2002	7.72%
Annual Return 2003	rr_AnnualReturn2003	38.91%
Annual Return 2004	rr_AnnualReturn2004	34.53%
Annual Return 2005	rr_AnnualReturn2005	15.85%
Annual Return 2006	rr_AnnualReturn2006	36.61%
Annual Return 2007	rr_AnnualReturn2007	(17.69%)
Annual Return 2008	rr_AnnualReturn2008	(32.86%)
Annual Return 2009	rr_AnnualReturn2009	28.92%
Annual Return 2010	rr_AnnualReturn2010	25.70%
Annual Return 2011	rr_AnnualReturn2011	8.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.16%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Real Estate Securities Account - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.49%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Real Estate Securities Account (Prospectus Summary) | Real Estate Securities Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Real Estate Securities Account - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.73%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2007

Short-Term Income Account (Prospectus Summary) | Short-Term Income Account
Short-Term Income Account
Objective:
The Account seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Short-Term Income Account		Class 1	Class 2
Management Fees		0.49%	0.49%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.01%	0.01%
Total Annual Account Operating Expenses		0.50%	0.75%
Expense Reimbursement	[1]	0.01%	0.01%
Total Annual Account Operating Expenses after Expense Reimbursement		0.49%	0.74%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to reduce the Account's expenses by 0.01% through the period ending April 30, 2013. It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Short-Term Income Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	50	159	278	627
Class 2	76	238	416	929

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 55.1% of the average value of its portfolio.
Principal Investment Strategies
The Account invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Account maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the duration of the Barclays Capital Credit 1-3 year Index which as of December
31, 2011 was 2.00 years. The Account's investments may also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities, and real estate investment trust securities. The
Account may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Account may utilize derivative strategies.
Specifically, the Account may invest in Treasury futures to manage fixed income exposure.
Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 3.23 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -2.03%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Short-Term Income Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	Short-Term Income Account - Class 1	1.37%	3.83%	3.91%	Jan 12, 1994
Class 2	Short-Term Income Account - Class 2	0.95%	3.56%	3.67%	Nov 6, 2001
Barclays Capital Credit 1-3 Years Index	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	1.75%	4.68%	4.33%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Short-Term Income Account (Prospectus Summary) | Short-Term Income Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Short-Term Income Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 55.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Account invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Account maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the duration of the Barclays Capital Credit 1-3 year Index which as of December
31, 2011 was 2.00 years. The Account's investments may also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities, and real estate investment trust securities. The
Account may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Account may utilize derivative strategies.
Specifically, the Account may invest in Treasury futures to manage fixed income
		exposure.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
		Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but
		has been adjusted downward to reflect the higher expenses of Class 2 shares.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 3.23 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -2.03%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Short-Term Income Account (Prospectus Summary) | Short-Term Income Account | Barclays Capital Credit 1-3 Years Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.33%
Short-Term Income Account (Prospectus Summary) | Short-Term Income Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Account Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	159
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	278
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	627
Annual Return 2002	rr_AnnualReturn2002	6.26%
Annual Return 2003	rr_AnnualReturn2003	5.52%
Annual Return 2004	rr_AnnualReturn2004	2.07%
Annual Return 2005	rr_AnnualReturn2005	1.64%
Annual Return 2006	rr_AnnualReturn2006	4.59%
Annual Return 2007	rr_AnnualReturn2007	4.50%
Annual Return 2008	rr_AnnualReturn2008	(0.57%)
Annual Return 2009	rr_AnnualReturn2009	9.94%
Annual Return 2010	rr_AnnualReturn2010	4.20%
Annual Return 2011	rr_AnnualReturn2011	1.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.03%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Short-Term Income Account - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 12, 1994
Short-Term Income Account (Prospectus Summary) | Short-Term Income Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Account Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	929
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Short-Term Income Account - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2001

[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to reduce the Account's expenses by 0.01% through the period ending April 30, 2013. It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

SmallCap Blend Account (Prospectus Summary) | SmallCap Blend Account
SmallCap Blend Account
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SmallCap Blend Account Class 1
Management Fees	0.85%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.02%
Total Annual Account Operating Expenses	0.90%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Blend Account Class 1	92	287	498	1,108

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 69.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of
December 31, 2011, this range was between approximately $20 million and $3.7 billion)) at the time of purchase.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of preferring one of these categories over the other.
Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '03 21.34 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -26.33%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns SmallCap Blend Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	SmallCap Blend Account - Class 1	(1.47%)	(0.77%)	3.29%
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	(4.18%)	0.15%	5.62%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
SmallCap Blend Account (Prospectus Summary) | SmallCap Blend Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SmallCap Blend Account
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 69.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.10%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of
December 31, 2011, this range was between approximately $20 million and $3.7 billion)) at the time of purchase.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of
		preferring one of these categories over the other.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of
		purchase.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts
		would be lower if such expenses were included.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '03 21.34 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -26.33%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
SmallCap Blend Account (Prospectus Summary) | SmallCap Blend Account | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
SmallCap Blend Account (Prospectus Summary) | SmallCap Blend Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2002	rr_AnnualReturn2002	(27.33%)
Annual Return 2003	rr_AnnualReturn2003	36.82%
Annual Return 2004	rr_AnnualReturn2004	19.82%
Annual Return 2005	rr_AnnualReturn2005	7.04%
Annual Return 2006	rr_AnnualReturn2006	12.70%
Annual Return 2007	rr_AnnualReturn2007	1.65%
Annual Return 2008	rr_AnnualReturn2008	(36.73%)
Annual Return 2009	rr_AnnualReturn2009	22.18%
Annual Return 2010	rr_AnnualReturn2010	24.26%
Annual Return 2011	rr_AnnualReturn2011	(1.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.33%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SmallCap Blend Account - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.77%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.29%

SmallCap Growth Account II (Prospectus Summary) | SmallCap Growth Account II
SmallCap Growth Account II
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SmallCap Growth Account II		Class 1	Class 2
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.06%	0.06%
Total Annual Account Operating Expenses		1.06%	1.31%
Fee Waiver	[1]	0.02%	0.02%
Total Annual Account Operating Expenses after Fee Waiver		1.04%	1.29%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2013. The fee waiver will reduce the Account's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example SmallCap Growth Account II (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	106	335	582	1,292
Class 2	131	413	716	1,577

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 94.3% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000®
Growth Index (as of December 31, 2011, this range was between approximately $23 million and $3.7 billion)) at the time of purchase. The Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Account's benchmark index.
Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
Class 2 shares.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '03 21.45 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -28.78%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns SmallCap Growth Account II	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	SmallCap Growth Account II - Class 1	(4.39%)	(0.24%)	0.08%	May 1, 1998
Class 2	SmallCap Growth Account II - Class 2	(4.70%)	(0.51%)	(0.21%)	Jan 8, 2007
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	(2.91%)	2.09%	4.48%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
SmallCap Growth Account II (Prospectus Summary) | SmallCap Growth Account II
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SmallCap Growth Account II
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 94.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.30%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000®
Growth Index (as of December 31, 2011, this range was between approximately $23 million and $3.7 billion)) at the time of purchase. The Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities
		relative to their weight in the Account's benchmark index.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically
		lack the dividend yield that can lessen price declines in market downturns.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
		Class 2 shares.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '03 21.45 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -28.78%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
SmallCap Growth Account II (Prospectus Summary) | SmallCap Growth Account II | Russell 2000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
SmallCap Growth Account II (Prospectus Summary) | SmallCap Growth Account II | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Account Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	335
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	582
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,292
Annual Return 2002	rr_AnnualReturn2002	(45.85%)
Annual Return 2003	rr_AnnualReturn2003	45.64%
Annual Return 2004	rr_AnnualReturn2004	11.24%
Annual Return 2005	rr_AnnualReturn2005	6.67%
Annual Return 2006	rr_AnnualReturn2006	8.97%
Annual Return 2007	rr_AnnualReturn2007	5.00%
Annual Return 2008	rr_AnnualReturn2008	(41.15%)
Annual Return 2009	rr_AnnualReturn2009	31.74%
Annual Return 2010	rr_AnnualReturn2010	26.93%
Annual Return 2011	rr_AnnualReturn2011	(4.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.78%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SmallCap Growth Account II - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.39%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
SmallCap Growth Account II (Prospectus Summary) | SmallCap Growth Account II | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Account Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.29%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	413
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	716
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,577
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SmallCap Growth Account II - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.21%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2007

[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2013. The fee waiver will reduce the Account's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

SmallCap Value Account I (Prospectus Summary) | SmallCap Value Account I
SmallCap Value Account I
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SmallCap Value Account I		Class 1	Class 2
Management Fees		1.10%	1.10%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.05%	0.05%
Acquired Fund Fees and Expenses		0.06%	0.06%
Total Annual Account Operating Expenses		1.21%	1.46%
Fee Waiver and Expense Reimbursement	[1][2]	0.16%	0.16%
Total Annual Account Operating Expenses after Fee Waiver and Expense Reimbursement		1.05%	1.30%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2013. The fee waiver will reduce the Account's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account's expenses attributable to Class 1 and Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending April 30, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.99% for Class 1 shares and 1.24% for Class 2 shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Variable Contracts, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example SmallCap Value Account I (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	107	363	644	1,447
Class 2	132	441	777	1,728

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 72.2% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the
Russell 2000® Value Index (as of December 31, 2011, this range was between approximately $20 million and $3.7 billion)) at the time of purchase. The
Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Account's assets may be invested in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Account's benchmark index.
Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
Class 2 shares.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '03 23.76 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -25.12%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns SmallCap Value Account I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	SmallCap Value Account I - Class 1	(3.66%)	(2.73%)	6.37%	May 1, 1998
Class 2	SmallCap Value Account I - Class 2	(3.89%)	(2.94%)	6.15%	Jan 8, 2007
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	(5.50%)	(1.87%)	6.40%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
SmallCap Value Account I (Prospectus Summary) | SmallCap Value Account I
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SmallCap Value Account I
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio
		turnover rate was 72.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the
Russell 2000® Value Index (as of December 31, 2011, this range was between approximately $20 million and $3.7 billion)) at the time of purchase. The
Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Account's assets may be invested in real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities
		relative to their weight in the Account's benchmark index.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Account may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of
		purchase.
Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as
Class 2 shares, but has been adjusted downward to reflect the higher expenses of
		Class 2 shares.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '03 23.76 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -25.12%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
SmallCap Value Account I (Prospectus Summary) | SmallCap Value Account I | Russell 2000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.40%
SmallCap Value Account I (Prospectus Summary) | SmallCap Value Account I | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[2]
Total Annual Account Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,447
Annual Return 2002	rr_AnnualReturn2002	(8.86%)
Annual Return 2003	rr_AnnualReturn2003	50.61%
Annual Return 2004	rr_AnnualReturn2004	23.08%
Annual Return 2005	rr_AnnualReturn2005	6.22%
Annual Return 2006	rr_AnnualReturn2006	18.64%
Annual Return 2007	rr_AnnualReturn2007	(9.52%)
Annual Return 2008	rr_AnnualReturn2008	(31.82%)
Annual Return 2009	rr_AnnualReturn2009	16.20%
Annual Return 2010	rr_AnnualReturn2010	26.06%
Annual Return 2011	rr_AnnualReturn2011	(3.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.12%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SmallCap Value Account I - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.73%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
SmallCap Value Account I (Prospectus Summary) | SmallCap Value Account I | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[2]
Total Annual Account Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	441
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	777
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,728
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SmallCap Value Account I - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.89%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.94%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2007

[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2013. The fee waiver will reduce the Account's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account's expenses attributable to Class 1 and Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending April 30, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.99% for Class 1 shares and 1.24% for Class 2 shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Variable Contracts, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Strategic Asset Management Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Balanced Portfolio Account
Strategic Asset Management ("SAM") Balanced Portfolio
Objective:
The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Balanced Portfolio Account	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses
Acquired Fund Fees and Expenses	0.64%	0.64%
Total Annual Account Operating Expenses	0.87%	1.12%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Asset Management Balanced Portfolio Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	89	278	482	1,073
Class 2	114	356	617	1,363

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 14.2% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds, Inc. and Class 1 shares of
Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM
Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

· Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

· Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and

· Generally invests less than 20% of its assets in specialty funds, and less than
   20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.
Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for Capital Benchmark 60/40 are 60% S&P 500 Index and 40%
Barclays Capital Aggregate Bond Index.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 13.21 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -14.58%
Average Annual Total Returns (% For the periods ended December 31, 2011
Average Annual Total Returns Strategic Asset Management Balanced Portfolio Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	SAM Balanced Portfolio - Class 1	0.99%	2.65%	5.12%	Jun 3, 1997
Class 2	SAM Balanced Portfolio - Class 2	0.73%	2.40%	4.86%	Nov 6, 2001
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Capital Benchmark (60/40)	Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	4.69%	2.84%	4.40%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Strategic Asset Management Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Balanced Portfolio Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Balanced Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's
		portfolio turnover rate was 14.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds, Inc. and Class 1 shares of
Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM
Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

· Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

· Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and

· Generally invests less than 20% of its assets in specialty funds, and less than
   20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems
		appropriate.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
		Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for Capital Benchmark 60/40 are 60% S&P 500 Index and 40%
		Barclays Capital Aggregate Bond Index.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for Capital Benchmark 60/40 are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 13.21 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -14.58%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (% For the periods ended December 31, 2011
Strategic Asset Management Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Balanced Portfolio Account | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Strategic Asset Management Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Balanced Portfolio Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Strategic Asset Management Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Balanced Portfolio Account | Capital Benchmark (60/40)
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%
Strategic Asset Management Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Balanced Portfolio Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Annual Return 2002	rr_AnnualReturn2002	(8.78%)
Annual Return 2003	rr_AnnualReturn2003	22.74%
Annual Return 2004	rr_AnnualReturn2004	10.12%
Annual Return 2005	rr_AnnualReturn2005	6.01%
Annual Return 2006	rr_AnnualReturn2006	10.61%
Annual Return 2007	rr_AnnualReturn2007	8.67%
Annual Return 2008	rr_AnnualReturn2008	(26.18%)
Annual Return 2009	rr_AnnualReturn2009	23.84%
Annual Return 2010	rr_AnnualReturn2010	13.61%
Annual Return 2011	rr_AnnualReturn2011	0.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.58%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SAM Balanced Portfolio - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 3, 1997
Strategic Asset Management Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Balanced Portfolio Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SAM Balanced Portfolio - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2001

Strategic Asset Management Conservative Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio Account
Strategic Asset Management ("SAM") Conservative Balanced Portfolio
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Conservative Balanced Portfolio Account	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.61%	0.61%
Total Annual Account Operating Expenses	0.85%	1.10%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Asset Management Conservative Balanced Portfolio Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	87	271	471	1,049
Class 2	112	350	606	1,340

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 20.8% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds, Inc. and Class 1 shares of
Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM
Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

· Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

· Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and

· Generally invests less than 20% of its assets in specialty funds, and less than
   20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.
Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Effective August
1, 2000, the investment objective and policies of the predecessor fund changed.
Accordingly, the performance of the predecessor fund shown above may not reflect what the predecessor fund's performance would have been under its current investment objective and policies. The predecessor fund's performance between
1999 and 2003 benefited from the agreement of Edge and its affiliates to limit the predecessor fund's expenses. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The S&P 500 Index is used to show performance of the large cap U.S. equity market. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for Capital
Benchmark 40/60 are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond
Index.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 11.00 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -10.39%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Strategic Asset Management Conservative Balanced Portfolio Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	SAM Conservative Balanced Portfolio - Class 1	2.29%	3.79%	5.43%	Apr 23, 1998
Class 2	SAM Conservative Balanced Portfolio - Class 2	1.97%	3.54%	5.17%	Nov 6, 2001
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Capital Benchmark (40/60)	Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	5.84%	4.20%	4.97%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Strategic Asset Management Conservative Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Conservative Balanced Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's
		portfolio turnover rate was 20.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.80%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds, Inc. and Class 1 shares of
Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM
Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

· Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

· Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and

· Generally invests less than 20% of its assets in specialty funds, and less than
   20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods,
		and the Sub-Advisor may alter the percentage ranges when it deems appropriate.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
		Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Effective August
1, 2000, the investment objective and policies of the predecessor fund changed.
Accordingly, the performance of the predecessor fund shown above may not reflect what the predecessor fund's performance would have been under its current investment objective and policies. The predecessor fund's performance between
1999 and 2003 benefited from the agreement of Edge and its affiliates to limit the predecessor fund's expenses. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The S&P 500 Index is used to show performance of the large cap U.S. equity market. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for Capital
Benchmark 40/60 are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond
		Index.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index is used to show performance of the large cap U.S. equity market. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for Capital Benchmark 40/60 are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 11.00 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -10.39%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Strategic Asset Management Conservative Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio Account | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Strategic Asset Management Conservative Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Strategic Asset Management Conservative Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio Account | Capital Benchmark (40/60)
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.97%
Strategic Asset Management Conservative Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Annual Return 2002	rr_AnnualReturn2002	(2.26%)
Annual Return 2003	rr_AnnualReturn2003	17.09%
Annual Return 2004	rr_AnnualReturn2004	8.21%
Annual Return 2005	rr_AnnualReturn2005	4.59%
Annual Return 2006	rr_AnnualReturn2006	8.83%
Annual Return 2007	rr_AnnualReturn2007	7.55%
Annual Return 2008	rr_AnnualReturn2008	(19.21%)
Annual Return 2009	rr_AnnualReturn2009	21.15%
Annual Return 2010	rr_AnnualReturn2010	11.84%
Annual Return 2011	rr_AnnualReturn2011	2.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.39%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SAM Conservative Balanced Portfolio - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 23, 1998
Strategic Asset Management Conservative Balanced Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SAM Conservative Balanced Portfolio - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2001

Strategic Asset Management Conservative Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio Account
Strategic Asset Management ("SAM") Conservative Growth Portfolio
Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Conservative Growth Portfolio Account	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.68%	0.68%
Total Annual Account Operating Expenses	0.92%	1.17%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Asset Management Conservative Growth Portfolio Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	94	293	509	1,131
Class 2	119	372	644	1,420

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 24.2% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds, Inc. and Class 1 shares of
Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM
Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

· Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

· Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and

· Generally invests less than 20% of its assets in specialty funds, and less than
   20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.
Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for Capital Benchmark 80/20 are 80% S&P 500 Index and 20%
Barclays Capital Aggregate Bond Index.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 14.61 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -19.24%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Strategic Asset Management Conservative Growth Portfolio Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	SAM Conservative Growth Portfolio - Class 1	(0.45%)	1.06%	4.40%	Jun 3, 1997
Class 2	SAM Conservative Growth Portfolio - Class 2	(0.63%)	0.81%	4.15%	Nov 6, 2001
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Capital Benchmark (80/20)	Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	3.45%	1.36%	3.72%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Strategic Asset Management Conservative Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Conservative Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's
		portfolio turnover rate was 24.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds, Inc. and Class 1 shares of
Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM
Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

· Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

· Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and

· Generally invests less than 20% of its assets in specialty funds, and less than
   20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems
		appropriate.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
		Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for Capital Benchmark 80/20 are 80% S&P 500 Index and 20%
		Barclays Capital Aggregate Bond Index.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for Capital Benchmark 80/20 are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 14.61 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -19.24%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Strategic Asset Management Conservative Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio Account | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Strategic Asset Management Conservative Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Strategic Asset Management Conservative Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio Account | Capital Benchmark (80/20)
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.72%
Strategic Asset Management Conservative Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2002	rr_AnnualReturn2002	(15.52%)
Annual Return 2003	rr_AnnualReturn2003	28.74%
Annual Return 2004	rr_AnnualReturn2004	11.78%
Annual Return 2005	rr_AnnualReturn2005	7.04%
Annual Return 2006	rr_AnnualReturn2006	12.20%
Annual Return 2007	rr_AnnualReturn2007	9.29%
Annual Return 2008	rr_AnnualReturn2008	(33.11%)
Annual Return 2009	rr_AnnualReturn2009	25.70%
Annual Return 2010	rr_AnnualReturn2010	15.22%
Annual Return 2011	rr_AnnualReturn2011	(0.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.24%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SAM Conservative Growth Portfolio - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 3, 1997
Strategic Asset Management Conservative Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SAM Conservative Growth Portfolio - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2001

Strategic Asset Management Flexible Income Portfolio Account (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio Account
Strategic Asset Management ("SAM") Flexible Income Portfolio
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Flexible Income Portfolio Account	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.59%	0.59%
Total Annual Account Operating Expenses	0.83%	1.08%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Asset Management Flexible Income Portfolio Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	85	265	460	1,025
Class 2	110	343	595	1,317

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 20.6% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds, Inc. and Class 1 shares of
Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM
Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

· Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

· Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and

· Generally invests less than 20% of its assets in specialty funds, and less than
   20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.
Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. The predecessor fund's performance in 1999 benefited from the agreement of Edge and its affiliates to limit the fund's expenses. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The S&P 500 Index is used to show performance of the large cap U.S. equity market. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for Capital
Benchmark 25/75 are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond
Index.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '09 10.44 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -6.95%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Strategic Asset Management Flexible Income Portfolio Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	SAM Flexible Income Portfolio - Class 1	3.39%	4.63%	5.49%	Sep 9, 1997
Class 2	SAM Flexible Income Portfolio - Class 2	3.13%	4.36%	5.23%	Nov 6, 2001
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Capital Benchmark (25/75)	Capital Benchmark (25/75) (reflects no deduction for fees, expenses or taxes)	6.64%	5.13%	5.33%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Strategic Asset Management Flexible Income Portfolio Account (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Flexible Income Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's
		portfolio turnover rate was 20.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.60%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds, Inc. and Class 1 shares of
Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM
Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

· Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

· Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and

· Generally invests less than 20% of its assets in specialty funds, and less than
   20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods,
		and the Sub-Advisor may alter the percentage ranges when it deems appropriate.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of
		purchase.
Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. The predecessor fund's performance in 1999 benefited from the agreement of Edge and its affiliates to limit the fund's expenses. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The S&P 500 Index is used to show performance of the large cap U.S. equity market. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for Capital
Benchmark 25/75 are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond
		Index.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index is used to show performance of the large cap U.S. equity market. Performance of a blended index shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for Capital Benchmark 25/75 are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '09 10.44 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -6.95%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Strategic Asset Management Flexible Income Portfolio Account (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio Account | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Strategic Asset Management Flexible Income Portfolio Account (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio Account | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Strategic Asset Management Flexible Income Portfolio Account (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio Account | Capital Benchmark (25/75)
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (25/75) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.33%
Strategic Asset Management Flexible Income Portfolio Account (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2002	rr_AnnualReturn2002	2.14%
Annual Return 2003	rr_AnnualReturn2003	13.30%
Annual Return 2004	rr_AnnualReturn2004	6.47%
Annual Return 2005	rr_AnnualReturn2005	3.41%
Annual Return 2006	rr_AnnualReturn2006	6.84%
Annual Return 2007	rr_AnnualReturn2007	6.09%
Annual Return 2008	rr_AnnualReturn2008	(13.76%)
Annual Return 2009	rr_AnnualReturn2009	19.95%
Annual Return 2010	rr_AnnualReturn2010	10.51%
Annual Return 2011	rr_AnnualReturn2011	3.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.95%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SAM Flexible Income Portfolio - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 9, 1997
Strategic Asset Management Flexible Income Portfolio Account (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SAM Flexible Income Portfolio - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2001

Strategic Asset Management Strategic Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio Account
Strategic Asset Management ("SAM") Strategic Growth Portfolio
Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Strategic Growth Portfolio Account	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.73%	0.73%
Total Annual Account Operating Expenses	0.97%	1.22%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Asset Management Strategic Growth Portfolio Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	99	309	536	1,190
Class 2	124	387	670	1,477

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 23.3% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds, Inc. and Class 1 shares of
Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM
Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

· Generally invests between 0% and 25% of its assets in fixed-income funds, and less than 25% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

· Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and

· Generally invests less than 20% of its assets in specialty funds, and less than
   20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.
Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. The predecessor fund's performance in 1999 benefited from the agreement of Edge and its affiliates to limit the predecessor fund's expenses. Performance reflects the performance of the predecessor fund, and performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above: Q2 '03 16.85 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -22.38%
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Strategic Asset Management Strategic Growth Portfolio Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	SAM Strategic Growth Portfolio - Class 1	(1.90%)	(0.04%)	3.79%	Jun 3, 1997
Class 2	SAM Strategic Growth Portfolio - Class 2	(2.12%)	(0.27%)	3.56%	Nov 6, 2001
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Strategic Asset Management Strategic Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio Account
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Strategic Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Account
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and
		would be higher if they did.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over"
its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's
		portfolio turnover rate was 23.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.30%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds, Inc. and Class 1 shares of
Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM
Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

· Generally invests between 0% and 25% of its assets in fixed-income funds, and less than 25% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

· Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund (equity funds that generally invest in US and international (including emerging markets) equity securities) and

· Generally invests less than 20% of its assets in specialty funds, and less than
   20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems
		appropriate.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:

Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
		Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. The predecessor fund's performance in 1999 benefited from the agreement of Edge and its affiliates to limit the predecessor fund's expenses. Performance reflects the performance of the predecessor fund, and performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted
		downward to reflect the higher expenses of Class 2 shares.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above: Q2 '03 16.85 % Lowest return for a quarter during the period of the bar chart above: Q4 '08 -22.38%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the periods ended December 31, 2011
Strategic Asset Management Strategic Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio Account | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Strategic Asset Management Strategic Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio Account | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2002	rr_AnnualReturn2002	(20.53%)
Annual Return 2003	rr_AnnualReturn2003	33.07%
Annual Return 2004	rr_AnnualReturn2004	12.83%
Annual Return 2005	rr_AnnualReturn2005	7.71%
Annual Return 2006	rr_AnnualReturn2006	13.06%
Annual Return 2007	rr_AnnualReturn2007	9.61%
Annual Return 2008	rr_AnnualReturn2008	(37.42%)
Annual Return 2009	rr_AnnualReturn2009	27.45%
Annual Return 2010	rr_AnnualReturn2010	16.40%
Annual Return 2011	rr_AnnualReturn2011	(1.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.38%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SAM Strategic Growth Portfolio - Class 1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 3, 1997
Strategic Asset Management Strategic Growth Portfolio Account (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio Account | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Account Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SAM Strategic Growth Portfolio - Class 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.27%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2001